UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07989

Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code: (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

December 31, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 87.07%
ASSET-BACKED SECURITIES — 22.92%[3]
Aames Mortgage Trust 2002-1 A3, 6.90%, 06/25/32	$70,842	$72,667
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	100,000	101,387
ABFS Mortgage Loan Trust 2002-2
A5, 6.41%, 07/15/33	13,448	13,663
A7, 5.22%, 07/15/33	90,890	90,203
ABFS Mortgage Loan Trust 2002-3 A, 4.26%, 09/15/33	426,273	421,616
ABFS Mortgage Loan Trust 2002-4 A, 4.43%, 12/15/33	234,807	229,318
Amortizing Residential Collateral Trust 2002-BC4 M2, 5.53%, 07/25/32[7]	3,835,721	3,867,639
ARG Funding Corp. 2003-1A A1, 4.82%, 03/20/07[4,7]	156,667	156,667
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1, 8.04%, 08/25/30	2,500,000	2,532,425
Centex Home Equity 2001-B A6, 6.36%, 07/25/32	2,749,730	2,760,316
Centex Home Equity 2002-C M2, 5.53%, 09/25/32[7]	2,250,000	2,255,948
Centex Home Equity 2002-D M2, 6.43%, 12/25/32[7]	1,325,000	1,337,459
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 2M2, 5.78%, 11/25/31[7]	598,401	600,453
CIT Group Home Equity Loan Trust 2002-1 MV2, 5.63%, 08/25/30[7]	1,200,000	1,209,013
Conseco Finance 2000-C B2, 6.42%, 07/15/29[7]	31,147	30,456
Conseco Finance 2001-A
IA5, 7.06%, 03/15/32	162,124	162,595
IIB1, 10.30%, 03/15/32	1,100,000	1,129,707
IM2, 8.02%, 03/15/32	312,438	319,343
Conseco Finance 2001-C A4, 6.19%, 03/15/30	90,145	90,715
Conseco Finance 2002-C AF4, 5.97%, 06/15/32	54,475	54,543
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	149,268	149,830
Contimortgage Home Equity Loan Trust 1999-3 A6, 8.18%, 12/25/29	21,453	21,564
Countrywide Asset-Backed Certificates 2003-BC1 M1, 5.30%, 12/25/32[7]	2,250,000	2,263,378
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 6.08%, 03/25/32[7]	729,960	734,745
CS First Boston Mortgage Securities Corp. 2001-MH29 A, 5.60%, 09/25/31	323,485	312,243
Deutsche Financial Capital Securitization LLC 1997-I A3, 6.75%, 09/15/27	485,336	491,634
EQCC Home Equity Loan Trust 1999-1 A4F, 6.13%, 07/20/28	44,922	44,853
EQCC Home Equity Loan Trust 1999-2 A4F, 6.75%, 08/25/27	949,465	950,265
Equity One ABS, Inc. 2003-4 AF3, 3.53%, 10/25/34	144,751	144,319
Fannie Mae Whole Loan 2003-W14 1A6, 5.82%, 09/25/43	1,000,000	1,004,868
First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	35,059	34,933
GE Capital Mortgage Services, Inc. 1998-HE1 A7, 6.47%, 06/25/28	10,060	10,036
GMAC Mortgage Corporation Loan Trust 1999-2 A4, 8.02%, 11/25/29	30,927	30,848
GMAC Mortgage Corporation Loan Trust 2003-GH1 A5, 5.60%, 07/25/34	125,000	124,504
Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	21,467	22,209
Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	58,156	60,715
Green Tree Financial Corp. 1998-6 A6, 6.27%, 06/01/30	81,351	81,672
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	714,772	718,820
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	599,225	593,035
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	164,269	160,647
Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	54,201	54,235
Greenpoint Manufactured Housing 1999-3 1A4, 6.53%, 12/15/19	5,354	5,354
GSAMP Trust 2004-FM1 M2, 5.78%, 11/25/33[7]	2,810,000	2,857,779
Home Equity Mortgage Trust 2004-1 M2, 5.78%, 06/25/34[7]	5,100,000	5,131,039
IndyMac Home Equity Loan Asset-Backed Trust 2002-A
M1, 5.13%, 05/25/33[7]	2,400,000	2,408,280
M2, 5.63%, 05/25/33[7]	1,841,728	1,848,625
IndyMac Manufactured Housing Contract 1998-2 A4, 6.64%, 12/25/27	565,639	553,521
Irwin Home Equity 2001-2 M2, 5.63%, 07/25/26[7]	4,964	4,968
Irwin Home Equity 2003-1 B1, 7.78%, 02/25/28[7]	3,530,000	3,624,479
Irwin Home Equity 2003-A M2, 6.53%, 10/25/27[7]	2,705,000	2,751,214
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	67,420	67,229
Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	110,119	110,516
Mid-State Trust 6 A4, 7.79%, 07/01/35	74,406	77,606
Morgan Stanley ABS Capital I Inc. 2004-NC2 M2, 5.58%, 12/25/33[7]	5,000,000	5,065,390
Morgan Stanley Dean Witter Capital I Inc. 2002-HE1 M2, 5.68%, 07/25/32[7]	1,600,000	1,610,555
Morgan Stanley Dean Witter Capital I Inc. 2002-HE2 M2, 5.63%, 08/25/32[7]	1,650,000	1,657,194
New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	78,621	78,497
Oakwood Mortgage Investors, Inc. 1998-A A4, 6.20%, 05/15/28	12,419	12,407
Oakwood Mortgage Investors, Inc. 1998-B
A3, 6.20%, 01/15/15	17,934	17,958
A4, 6.35%, 03/15/17	897,822	903,144
Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	62,905	62,936
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO), 6.00%, 05/15/10[6]	105,132	17,191
Option One Mortgage Loan Trust 1999-2 A5, 7.26%, 05/25/29	145,287	144,910
Renaissance NIM Trust 2005-2 N, 5.19%, 07/25/35[4]	1,346,192	1,345,351
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.51%, 03/25/31[7]	697,323	695,639

Residential Asset Securities Corp. 2002-KS1 AI4, 5.86%, 11/25/29	1,749	1,745
Residential Asset Securities Corp. 2002-KS8 A4, 4.58%, 11/25/30	846,598	842,489
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7, 8.10%, 09/25/29	596,130	594,423
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7, 8.29%, 02/25/25	65,566	65,935
SACO I Trust 2004-1 AIO (IO), 4.50%, 12/25/06[4,6,7]	20,637,000	740,868
SACO I Trust 2004-2 IO (IO), 6.00%, 04/25/07[4,6]	17,518,000	961,738
SACO I Trust 2004-3A AIO (IO), 6.00%, 12/25/07[4,6]	16,327,000	1,051,459
Saxon Asset Securities Trust 2002-1 M2, 5.58%, 11/25/31[7]	473,465	477,311
Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	88,000	1,584
Terwin Mortgage Trust 2003-5SL
AX (IO), 10.00%, 10/25/34[6]	253,448	7,212
M2, 6.43%, 10/25/34[7]	530,785	532,159
Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	690,001	44,670
Terwin Mortgage Trust 2004-10SL AX (IO), 6.00%, 09/25/34[4,6]	16,133,333	898,046
Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34[4,6]	3,575,002	209,420
Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34[4,6]	4,550,000	308,977
Terwin Mortgage Trust 2005-11 1A1A, 4.50%, 11/25/36[4]	2,940,050	2,920,645
UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	1,243	1,278
Vanderbilt Acquisition Loan Trust 2002-1 A2, 4.77%, 10/07/18	84,200	84,182
Vanderbilt Mortgage Finance 1999-B 1A4, 6.55%, 04/07/18	12,877	12,912
Vanderbilt Mortgage Finance 1999-D IA3, 7.06%, 10/07/17	11,831	11,879
Vanderbilt Mortgage Finance 2002-C A2, 4.23%, 02/07/15	1,092,698	1,084,386

Total Asset-Backed Securities (Cost $67,671,900)		67,350,586

CORPORATES — 7.83%[2]
Automotive — 1.62%
DaimlerChrysler NA Holding Corp., 4.70%, 03/07/07[7]	1,140,000	1,139,224
Ford Motor Credit Co. (MTN), 5.35%, 09/28/07[7]	1,600,000	1,480,749
General Motors Acceptance Corp.,
6.13%, 09/15/06	460,000	446,897
5.65%, 09/23/08[7] (MTN)	1,868,000	1,690,387

		4,757,257

Banking — 1.04%
Credit Suisse First Boston London,
9.65%, 03/24/10[4,7]	2,286,000	2,037,283
9.65%, 03/24/10[4,7]	1,136,000	1,012,403

		3,049,686

Basic Industry — 1.26%
Oregon Steel Mills, Inc., 10.00%, 07/15/09	1,600,000	1,720,000
Steel Dynamics, Inc., 9.50%, 03/15/09	1,875,000	1,982,813

		3,702,813

Communications — 0.15%
Sprint Capital Corp., 4.78%, 08/17/06	450,000	449,707

Electric — 1.75%
Dominion Resources, Inc., 4.82%, 09/28/07[7]	1,000,000	1,000,938
Entergy Gulf States, Inc.,
5.21%, 12/08/08[4,7]	1,000,000	1,000,592
4.81%, 12/01/09[7]	550,000	537,115
NRG Energy Inc., Term Loan, 3.92%, 12/24/11[7,10]	995,781	999,931
Power Contract Financing LLC, 5.20%, 02/01/06[4]	336,630	336,707
Texas Genco First Lien Term Loan B, 6.02%, 12/08/11[7,10]	993,231	996,490
Virginia Electric & Power Co., 8.25%, 03/01/25	250,000	258,700

		5,130,473

Entertainment — 0.75%
News America, Inc., 3.26%[5], 02/28/21[8]	3,703,000	2,194,028

Finance — 0.28%
Lehman Brothers Holdings Inc. (MTN), 12.50%, 11/30/10[7]	883,000	827,459

Foreign Agencies — 0.07%
Pemex Finance Ltd., 8.02%, 05/15/07	215,000	220,509

Transportation — 0.91%
Air 2 US A, 8.03%, 10/01/20[4]	630,074	614,741
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	893,165	844,041
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	408,916	394,159
Delta Air Lines Inc. 2003-1 G, 4.95%, 07/25/09[7]	811,447	813,001

		2,665,942

Total Corporates (Cost $23,568,631)		22,997,874

MORTGAGE-BACKED — 55.73%[3]
Non-Agency Mortgage-Backed — 27.20%
Banc of America Funding Corp. 2003-2 1A1, 6.50%, 06/25/32	161,734	164,109
Banc of America Mortgage Securities 2003-A 2A2, 4.57%, 02/25/33	55,692	55,662
Citigroup Mortgage Loan Trust, Inc. 2004-2 2A1, 6.50%, 08/25/33[4]	1,768,372	1,783,046
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	2,150,618	2,178,844
Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1, 5.50%, 12/25/18	1,235,154	1,233,610
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.13%, 02/25/34[7]	826,960	821,778
Countrywide Alternative Loan Trust 2005-59 2X (IO), 1.52%, 11/20/35[6,7]	11,890,731	475,629
Countrywide Alternative Loan Trust 2004-J6 2A1, 6.50%, 11/25/31	1,412,156	1,430,690
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.91%, 05/25/35[6,7]	9,785,389	292,886
Countrywide Alternative Loan Trust 2005-16 A5, 4.66%, 06/25/35[7]	2,776,390	2,785,158
Countrywide Alternative Loan Trust 2005-27 2A1, 4.68%, 08/25/35[7]	3,385,235	3,406,078
Countrywide Alternative Loan Trust 2005-43 1A1, 5.38%, 10/25/35[7]	2,266,045	2,255,572
Countrywide Alternative Loan Trust 2005-51 2A2A, 4.66%, 11/20/35[7]	3,081,467	3,084,488
Countrywide Alternative Loan Trust 2005-61 2A1, 4.66%, 12/25/35[7]	3,414,917	3,412,868
CS First Boston Mortgage Securities Corp. 2003-AR24 2A4, 4.04%, 10/25/33[7]	3,020,000	3,012,302
CS First Boston Mortgage Securities Corp. 2002-29 2A3, 7.00%, 10/25/32	318,109	318,979
CS First Boston Mortgage Securities Corp. 2002-AR27 1A2, 5.61%, 10/25/32[7]	3,419,187	3,461,400
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2, 5.37%, 11/25/32[7]	200,000	194,121
CS First Boston Mortgage Securities Corp. 2004-1 2A1, 6.50%, 02/25/34	2,098,724	2,119,801
DSLA Mortgage Loan Trust 2004-AR1 A2A, 4.78%, 09/19/44[7]	1,273,964	1,274,981
DSLA Mortgage Loan Trust 2005-AR2 2A1A, 4.58%, 03/19/45[7]	2,907,194	2,913,397
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1, 4.76%, 11/19/32[7]	207,049	205,386
First Horizon Mortgage Pass-Through Trust 2002-AR2 2A1, 5.24%, 12/27/32[7]	278,833	279,224
First Horizon Mortgage Pass-Through Trust 2003-AR2 1A1, 4.25%, 07/25/33[7]	596,552	596,075
Harborview Mortgage Loan Trust 2005-12 X2A (IO), 0.61%, 10/19/35[6,7]	49,202,638	538,178
Harborview Mortgage Loan Trust 2004-8 2A4A, 4.77%, 11/19/34[7]	3,795,588	3,798,396
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.36%, 03/19/35[6,7]	10,812,255	280,448
Harborview Mortgage Loan Trust 2005-10 X (IO), 1.46%, 11/19/35[6,7]	18,543,013	573,684
Harborview Mortgage Loan Trust 2005-11 2A1A, 4.68%, 08/19/45[7]	2,718,395	2,712,859
IndyMac INDX Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.93%, 12/25/34[6,7]	8,050,061	223,896
IndyMac INDX Mortgage Loan Trust 2004-AR6 6A1, 5.48%, 10/25/34[7]	1,100,873	1,100,480
IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 4.78%, 11/25/34[7]	813,202	813,710
IndyMac INDX Mortgage Loan Trust 2005-AR18 2A1B, 5.16%, 10/25/36[7]	3,488,573	3,513,517
JP Morgan Mortgage Trust 2005-A5 2A1, 5.16%, 08/25/35[7]	2,626,953	2,612,868
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1, 3.55%, 01/25/34[7]	777,065	777,425
MASTR Adjustable Rate Mortgages Trust 2004-13 3A2, 3.79%, 12/21/34[7]	897,235	894,004
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1, 4.50%, 06/25/34[7]	961,408	960,607
MASTR Seasoned Securities Trust 2004-1 4A1, 5.18%, 10/25/32[7]	1,183,369	1,197,737
MASTR Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	1,792,511	1,826,077
MASTR Seasoned Securities Trust 2005-1 4A1, 5.90%, 10/25/32[7]	1,569,624	1,569,809
Mellon Residential Funding Corp. 1998-TBC1 A3, 5.32%, 10/25/28[7]	537,594	542,190
Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	165,643	165,787
Residential Asset Mortgage Products, Inc. 2003-SL1 A11, 7.13%, 03/25/16	1,589,565	1,618,705
Residential Asset Mortgage Products, Inc. 2004-SL1
A2, 8.50%, 11/25/31	666,547	702,379
A7, 7.00%, 11/25/31	149,165	152,212
A8, 6.50%, 11/25/31	935,602	952,000
Residential Asset Securitization Trust 2004-IP2 2A1, 5.24%, 12/25/34[7]	1,928,343	1,927,436
Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	60,440	60,368
Structured Asset Securities Corp. 2002-8A 6A, 6.67%, 05/25/32[7]	8,900	8,950
Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34[4,6]	16,463,062	297,734
Washington Mutual 2002-AR10 A6, 4.82%, 10/25/32	223,916	222,845
Washington Mutual 2002-AR17 2A, 4.22%, 11/25/42[7]	1,396,478	1,377,464
Washington Mutual 2002-AR18 A, 4.12%, 01/25/33[7]	1,365,033	1,365,713
Washington Mutual 2002-AR6 A, 4.73%, 06/25/42[7]	1,078,133	1,078,753
Washington Mutual 2003-AR6 A1, 4.35%, 06/25/33[7]	1,612,071	1,594,614
Washington Mutual 2005-AR1 A2A2, 4.63%, 01/25/45[7]	1,506,932	1,508,141
Washington Mutual MSC Mortgage Pass-Through Certificates 2001-MS15 3A1, 6.25%, 01/25/32	3,016,237	3,008,896
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS1 1A, 5.00%, 02/25/18	778,616	764,747
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	657,430	672,648
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	545,039	555,166
Wells Fargo Mortgage Backed Securities Trust 2002-18 1A8, 6.00%, 12/25/32	211,912	208,761

		79,935,288

U.S. Agency Mortgage-Backed — 28.53%
Fannie Mae 1988-12 A, 9.61%, 02/25/18[7]	287,924	329,851
Fannie Mae 1992-50 F, 4.91%, 04/25/07[7]	94,490	94,744
Fannie Mae 1992-53 G, 7.00%, 04/25/07	49,864	50,259
Fannie Mae 1993-210 PL, 6.50%, 04/25/23	740,187	747,882
Fannie Mae 1993-80 S, 5.49%, 05/25/23[7]	22,115	21,428
Fannie Mae 1994-55 S, 13.00%, 12/25/23[7]	19,592	21,719
Fannie Mae 1997-23 PB, 6.63%, 01/25/22	128,139	130,736
Fannie Mae 1998-58 PC, 6.50%, 10/25/28	1,898,956	1,966,275
Fannie Mae 1999-19 TD, 6.50%, 04/25/13	3,362	3,355
Fannie Mae 2000-27 AN, 6.00%, 08/25/30	33,702	34,076
Fannie Mae 2001-31 SA, 8.33%, 11/25/17[7]	1,113,791	1,126,712

Fannie Mae 2001-42 SB, 8.50%, 09/25/31	12,734	13,946
Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	269,671	271,035
Fannie Mae 2001-68 PV, 6.00%, 11/25/18	250,000	254,475
Fannie Mae 2003-124
IO (IO) 5.25%, 03/25/31	1,667,897	102,548
TS, 9.80%, 01/25/34	285,558	321,239
Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	623,564	104,673
Fannie Mae 2003-7 PA, 4.50%, 03/25/20	170,799	170,388
Fannie Mae 2003-85 IE (IO), 5.50%, 06/25/29	242,639	28,314
Fannie Mae 2004-96 MT, 7.00%, 12/25/34	466,305	478,180
Fannie Mae 2005-47 SL, 7.50%, 06/25/35	808,088	808,794
Fannie Mae Pool 254190, 5.50%, 02/01/09	833,062	834,300
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	385,917	84,636
Fannie Mae Pool 545350, 6.50%, 11/01/16	2,244,972	2,310,185
Fannie Mae Pool 111643, 4.43%, 09/01/20[7]	36,539	36,292
Fannie Mae Pool 190656, 6.50%, 02/01/14	570,151	591,393
Fannie Mae Pool 303683, 6.50%, 08/01/25	24,657	25,429
Fannie Mae Pool 523829, 8.00%, 11/01/19	640,644	685,062
Fannie Mae Pool 555098, 5.17%, 11/01/32[7]	451,807	451,800
Fannie Mae Pool 555177, 4.86%, 01/01/33[7]	556,113	549,172
Fannie Mae Pool 555207, 7.00%, 11/01/17	132,867	135,972
Fannie Mae Pool 555312, 4.83%, 01/01/33[7]	3,464,477	3,474,578
Fannie Mae Pool 555705, 4.40%, 07/01/33[7]	2,653,090	2,660,616
Fannie Mae Pool 567002, 8.00%, 05/01/23	282,220	300,522
Fannie Mae Pool 582521, 7.00%, 05/01/31	79,057	82,553
Fannie Mae Pool 630599, 7.00%, 05/01/32	501,486	523,488
Fannie Mae Pool 646884, 5.54%, 05/01/32[7]	48,694	48,851
Fannie Mae Pool 647903, 5.23%, 04/01/27[7]	330,638	340,978
Fannie Mae Pool 648860, 6.50%, 05/01/17	1,736,964	1,786,383
Fannie Mae Pool 655127, 7.00%, 07/01/32	101,221	105,512
Fannie Mae Pool 655133, 7.00%, 08/01/32	135,221	140,982
Fannie Mae Pool 655151, 7.00%, 08/01/32	283,833	295,932
Fannie Mae Pool 655928, 7.00%, 08/01/32	69,281	72,320
Fannie Mae Pool 735207, 7.00%, 04/01/34	1,800,505	1,876,695
Fannie Mae Pool 735575, 5.50%, 12/01/18	2,209,372	2,226,259
Fannie Mae Pool 735686, 6.50%, 12/01/22	2,344,123	2,429,575
Fannie Mae Pool 762525, 6.50%, 11/01/33	276,191	283,441
Fannie Mae Pool 805268, 4.61%, 01/01/35[7]	1,748,456	1,722,922
Fannie Mae Pool 811267, 4.66%, 12/01/34[7]	1,373,003	1,367,491
Fannie Mae Pool 840634, 6.50%, 06/01/35	1,515,874	1,561,550
Fannie Mae Pool 735883, 6.00%, 03/01/33	2,838,038	2,870,740
Freddie Mac 1214 KA, 5.21%, 02/15/22[7]	31,196	31,319
Freddie Mac 1526 L, 6.50%, 06/15/23	68,448	70,716
Freddie Mac 1610 PM, 6.25%, 04/15/22	53,354	53,480
Freddie Mac 1625 FC, 3.97%, 12/15/08[7]	50,688	49,931
Freddie Mac 1662 L, 3.98%, 01/15/19[7]	12,538	12,424
Freddie Mac 1695 EA, 7.00%, 12/15/23	25,112	25,281
Freddie Mac 1702 TJ, 7.00%, 04/15/13	311,349	321,442
Freddie Mac 2043 CJ, 6.50%, 04/15/28	145,799	151,624
Freddie Mac 2161 PG, 6.00%, 04/15/28	30,473	30,705
Freddie Mac 2419 VG, 6.50%, 12/15/12	31,662	31,734
Freddie Mac 2451 SP, 7.33%, 05/15/09[7]	13,674	13,353
Freddie Mac 2459 GE, 6.50%, 04/15/31	197,352	197,750
Freddie Mac 2469 AK, 6.00%, 04/15/30	1,499,703	1,502,376
Freddie Mac 2500 PE, 6.00%, 06/15/31	875,352	887,461
Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	883,654	144,882
Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	92,655	5,917
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	962,379	117,423
Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,000,000	189,461
Freddie Mac 2594 VK, 5.00%, 02/15/23	1,136,454	1,131,415
Freddie Mac 2625 IO (IO), 5.00%, 12/15/31	111,346	14,105
Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	108,898	19,893
Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	628,015	104,736
Freddie Mac 2809 HX (IO), 6.00%, 10/15/24	1,191,202	90,834
Freddie Mac 2835 IB (IO), 5.50%, 01/15/19	928,072	56,023
Freddie Mac 2856 ST, 7.00%, 09/15/23	797,907	795,414
Freddie Mac 2905 JG, 7.00%, 09/15/34	1,325,605	1,336,613
Freddie Mac 2906 NX (IO), 1.13%, 12/15/34[7]	12,519,012	166,384
Freddie Mac 2971 AB, 5.00%, 05/15/20	636,992	631,415
Freddie Mac 3022 KZ, 5.00%, 10/15/32	2,204,179	2,169,794
Freddie Mac Gold C90237, 6.50%, 11/01/18	342,222	354,214
Freddie Mac Gold C90474, 7.00%, 08/01/21	525,728	549,564
Freddie Mac Gold D93410, 6.50%, 04/01/19	393,627	407,266
Freddie Mac Gold E90474, 6.00%, 07/01/17	2,047,404	2,090,543
Freddie Mac Gold G10616, 5.50%, 07/01/09	364,848	365,629
Freddie Mac Gold G11454, 5.50%, 07/01/15	1,259,527	1,269,548
Freddie Mac Gold G18087, 6.50%, 09/01/20	1,281,831	1,317,246
Freddie Mac Gold O30092, 5.50%, 10/01/15	382,526	382,519
Freddie Mac Gold P20295, 7.00%, 10/01/29	118,170	122,425
Freddie Mac Gold P50019, 7.00%, 07/01/24	22,766	23,453

Freddie Mac Gold P50214, 6.50%, 02/01/34	576,054	587,165
Freddie Mac Gold P50230, 6.50%, 04/01/34	2,090,698	2,131,025
Freddie Mac Gold P60084, 6.00%, 03/01/16	2,134,380	2,175,591
Freddie Mac Gold A45796, 7.00%, 01/01/33	2,410,907	2,518,052
Freddie Mac Pool 1B0202, 5.43%, 01/01/32[7]	3,612,378	3,629,969
Freddie Mac Pool 1L0113, 5.64%, 05/01/35[7]	3,630,553	3,754,674
Freddie Mac Pool 390381, 4.22%, 02/01/37[7]	598,945	601,944
Freddie Mac Pool 775554, 4.23%, 10/01/18[7]	14,453	14,556
Freddie Mac Pool 788498, 5.52%, 02/01/30[7]	2,005,622	2,070,513
Freddie Mac Pool 865369, 5.65%, 06/01/22[7]	8,622	8,729
Freddie Mac Pool 972112, 5.43%, 01/01/33[7]	3,285,927	3,370,402
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	730,236	105,407
Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	235,000	18,554
Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	100,000	15,389
Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	323,986	11,963
Government National Mortgage Association 2003-95 SB, 6.31%, 09/17/31[7]	387,650	383,975
Government National Mortgage Association 2004-2 FW, 5.69%, 01/16/34[7]	333,369	353,321
Government National Mortgage Association 2004-41 IE (IO), 5.50%, 05/20/30	2,500,000	481,022
Government National Mortgage Association 2004-42 AB, 6.00%, 03/20/32	678,007	683,935
Government National Mortgage Association Pool 80546, 4.00%, 10/20/31[7]	194,731	195,579
Government National Mortgage Association Pool 80610, 4.38%, 06/20/32	3,152,183	3,145,513
Government National Mortgage Association Pool 80614, 4.50%, 07/20/32[7]	321,652	321,560
Government National Mortgage Association Pool 80687, 4.50%, 04/20/33	1,597,651	1,596,772
Government National Mortgage Association Pool 8339, 4.13%, 12/20/23[7]	179,173	180,459
Government National Mortgage Association Pool 8684, 4.75%, 08/20/25[7]	274,353	276,448
Government National Mortgage Association Pool 81018, 5.00%, 08/20/34[7]	989,486	998,761

		83,823,848

Total Mortgage-Backed (Cost $165,089,279)		163,759,136

U.S. AGENCY SECURITIES — 0.59%
U.S. Agency Securities — 0.59%
Federal Home Loan Bank, 4.50%, 10/12/07	1,740,000	1,729,889

Total U.S. Agency Securities (Cost $1,733,841)		1,729,889

Total Bonds (Cost $258,063,651)		255,837,485

SHORT TERM INVESTMENTS — 12.59%
Commercial Paper — 1.00%
General Electric Capital Corp., 4.27%[5], 01/18/06	2,960,000	2,954,746

Money Market RIC — 0.86%
J.P. Morgan Prime Money Market Fund	2,518,954	2,518,954

U.S. Agency Discount Notes — 10.73%
Fannie Mae,
4.28%[5], 03/01/06	4,265,000	4,236,403
4.30%[5], 03/01/06[9]	47,000	46,685
4.36%[5], 03/22/06	3,500,000	3,467,884
Freddie Mac,
4.20%[5], 01/23/06	7,000,000	6,983,744
4.21%[5], 01/23/06	10,000,000	9,976,722
4.31%[5], 03/07/06	3,820,000	3,791,690
National Rural Utilities, 4.25%[5], 01/06/06	3,015,000	3,013,937

		31,517,065

Total Short Term Investments (Cost $36,990,060)		36,990,765

Total Investments — 99.66% (Cost $295,053,711)[1]		292,828,250

Cash and Other Assets, Less Liabilities — 0.34%		1,009,359

Net Assets — 100.00%		$293,837,609

WRITTEN CALL OPTIONS
Contracts (000’s)		Exercise Price	Proceeds	Market Value
3,703	News America, Inc. Expire February 2006	$59.525	$—	$(1,555)

	Total Written Call Options		$—	$(1,555)

FUTURES CONTRACTS: SHORT POSITIONS
Contracts		Unrealized Appreciation
33	Euro Dollars Ninety Day, March 2007	$27,500
55	U.S. Treasury Two Year Note, March 2006	(2,094)

	Net unrealized appreciation	$25,406

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
2,201	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/28/06	$26,551

Notes: Unrealized

[1]	Cost for Federal income tax purposes is $295,053,711 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$6,027,103
Gross unrealized depreciation	(8,252,564)

Net unrealized (depreciation)	$(2,225,461)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2005 was $15,789,160 representing 5.37% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at December 31, 2005.
[8]	Securities, or a portion there of, pledged as collateral with a value of $2,194,028 for options.
[9]	Securities, or a portion there of, pledged as collateral with a value of $46,685 on 33 short Euro futures contracts and 55 short U.S. Treasury Note futures contracts.
[10]	Securities determined to be restricted private placements under procedures approved by the Fund's Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
12/20/04	NRG Energy Inc., Term Loan, 3.92%, 12/24/11	995,781	999,931	0.34%
12/08/04	Texas Genco First Lien Term Loan B, 6.02%, 12/08/11	993,231	996,490	0.34%

		$1,989,012	$1,996,421	0.68%

*	The aggregate value of fair valued securities is $25,646,355, which is 9.75% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to portfolio of investments

Low Duration Bond Fund

Schedule of Portfolio Investments

December 31, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 90.35%
ASSET-BACKED SECURITIES — 12.52%[3]
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 07/15/33	$1,845,476	$1,831,542
Aircraft Lease Portfolio Securitization Ltd. 1996-1 CX, 5.97%, 06/15/06[7]	948,593	1,422
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F, 7.72%, 06/25/28	188,965	187,193
ARG Funding Corp. 2003-1A B, 6.12%, 03/20/07[4,7]	7,000,000	7,004,881
Bayview Financial Acquisition Trust 2005-A A1, 4.88%, 02/28/40[4,7]	3,000,000	2,990,700
Bear Stearns Asset Backed Securities, Inc. 2000-2 M2, 8.28%, 08/25/30	5,995,000	6,223,096
Castle Trust 2003-1AW A1, 5.12%, 05/15/27[4,7]	4,505,253	4,507,303
Conseco Finance 2001-A IM2, 8.02%, 03/15/32	1,874,628	1,916,058
Conseco Finance 2001-D A5, 6.19%, 11/15/32	1,392,027	1,418,175
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	427,839	429,449
Conseco Finance Securitizations Corp. 2001-3 AIO (IO), 2.50%, 05/01/33	18,925,000	638,738
Countrywide Asset-Backed Certificates 2005-13 AF1, 4.51%, 04/25/36[7]	11,417,066	11,423,617
Credit-Based Asset Servicing and Securitization LLC 2004-CB7 AV2A, 4.56%, 10/25/34[7]	487,846	488,182
Equity One ABS, Inc. 2002-2 AF3, 5.77%, 10/25/32	879,611	879,845
Equity One ABS, Inc. 2004-3 AF1, 4.54%, 07/25/34[7]	229,640	229,743
First Alliance Mortgage Loan Trust 1994-3 A1, 7.83%, 10/25/25	10,518	10,480
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	138,333	127,434
Green Tree Financial Corp. 1994-1 A5, 7.65%, 04/15/19	1,266,562	1,310,320
Green Tree Financial Corp. 1995-10 A6, 7.05%, 01/15/27	1,602,517	1,635,243
Green Tree Home Improvement Loan Trust 1997-E HEM2, 7.48%, 01/15/29	1,445,363	1,446,267
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	1,048,416	1,049,743
Greenpoint Mortgage Funding Trust 2005-HE2 A1, 4.32%, 04/15/30[7]	2,002,122	1,996,404
Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO), 0.05%, 05/15/41[7]	439,273,802	7,398,689
Mellon Residential Funding Corp. 2001-HEIL A4, 6.62%, 02/25/21	1,982,142	1,989,282
Morgan Stanley ABS Capital I 2004-NC2 M2, 5.58%, 12/25/33[7]	1,100,000	1,114,386
North Street Referenced Linked Notes 2000-1A C, 5.99%, 04/30/11[4,6,7]	3,500,000	1,390,550
Oakwood Mortgage Investors, Inc. 2000-D A2, 6.74%, 07/15/18	56,011	56,039
Oakwood Mortgage Investors, Inc. 2002-B
AIO (IO), 6.00%, 05/15/10	15,460,526	2,528,043
A1, 4.60%, 05/15/13[7]	732,773	616,277
A2, 5.19%, 09/15/19	480,076	404,012
Pegasus Aviation Lease Securitization 2000-1 B1, 8.08%, 03/25/30[4,6]	8,806,150	129,450
Residential Asset Mortgage Products, Inc. 2001-RS1 AI4, 7.51%, 03/25/31[7]	818,774	816,797
Structured Asset Receivables Trust 2003-1, 3.65%, 01/21/10[4,7]	5,941,760	5,910,269
Structured Asset Receivables Trust 2003-2, 4.40%, 01/21/09[4,7]	2,171,205	2,159,698
Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	1,220,880	1,231,754
Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/33[4,6]	3,835,733	69,051
Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34	7,881,034	224,271
Terwin Mortgage Trust 2004-1HE A1, 4.89%, 02/25/344.7	772,162	773,503
Terwin Mortgage Trust 2004-7HE A1, 4.93%, 07/25/34[4,7]	1,035,151	1,035,789
Terwin Mortgage Trust 2005-13SL A1B, 4.75%, 09/25/33[4]	12,100,000	11,880,179
Terwin Mortgage Trust 2005-9HGS A1, 4.00%, 08/25/35[4]	8,532,862	8,399,536

Total Asset-Backed Securities (Cost $106,805,333)		95,873,410

CORPORATES — 28.40%[2]
Automotive — 5.48%
Daimlerchrysler NA Holding Corp., 4.70%, 03/07/07[7]	8,000,000	7,994,552
Ford Motor Credit Co.,
6.50%, 01/25/07	1,000,000	967,709
5.45%, 03/21/07[7]	7,213,000	6,872,099
6.63%, 06/16/08	6,420,000	5,826,465
5.72%, 01/15/10[7]	3,200,000	2,789,578
General Motors Acceptance Corp.,
6.75%, 01/15/06	2,600,000	2,598,302
6.13%, 09/15/06	1,500,000	1,457,272
4.38%, 12/10/07 (MTN)	4,560,000	4,053,799
6.61%, 12/01/14[7]	8,848,000	7,979,640
General Motors Corp., 7.20%, 01/15/11
6.38%, 05/01/08	1,000,000	747,500
7.20%, 01/15/11	1,018,000	720,235

		42,007,151

Banking — 2.80%
BankAmerica Institutional A, 8.07%, 12/31/26[4]	2,250,000	2,395,449
BankBoston Capital Trust II, 7.75%, 12/15/26	3,500,000	3,709,423
Credit Suisse First Boston London (MTN), 9.65%, 03/24/10[4,7]	3,146,000	2,803,715
Deutsche Bank Luxembourg, 6.83%, 12/28/07[4]	4,128,000	4,248,579
JPMorgan Chase & Co. (MTN), 8.55%, 07/23/13	1,500,000	1,365,989
Roslyn Bancorp Inc., 5.75%, 11/15/07	6,900,000	6,947,769

		21,470,924

Basic Industry — 0.80%
Steel Dynamics, Inc., 9.50%, 03/15/09	5,800,000	6,133,500

Communications — 2.45%
New England Telephone & Telegraph Co., 7.65%, 06/15/07	4,964,000	5,124,978
Qwest Capital Funding, Inc., 7.75%, 08/15/06	7,250,000	7,358,750
SBC Communications Inc., 4.39%, 06/05/21[4]	3,400,000	3,393,003
Sprint Capital Corp., 4.78%, 08/17/06	2,891,000	2,889,115

		18,765,846

Electric — 3.88%
American Electric Power, 4.71%, 08/16/07	6,270,000	6,233,578
Dominion Resources, Inc., 4.82%, 09/28/07[7]	7,000,000	7,006,566
Entergy Gulf States Inc., 5.21%, 12/08/08[4,7]	5,230,000	5,233,096
Georgia Power Capital Trust VI, 4.88%, 11/01/42	7,360,000	7,305,676
Power Contract Financing LLC, 5.20%, 02/01/06[4]	1,307,808	1,308,106
Power Receivables Finance, 6.29%, 01/01/12[4]	2,567,563	2,613,276

		29,700,298

Entertainment — 0.78%
News America Inc., 3.26%[5], 02/28/21[8]	10,097,000	5,982,473

Finance — 1.06%
Lehman Brothers Holdings Inc. (MTN), 12.50%, 11/30/10	3,293,000	3,085,870
Meridian Funding Co. LLC, 4.29%, 10/06/09[4,7]	5,022,300	5,028,136

		8,114,006

Foreign Agencies — 0.70%
Pemex Finance Ltd. 1999-2 A1, 9.69%, 08/15/09	1,500,000	1,622,603
Pemex Finance Ltd., 8.88%, 11/15/10	3,334,000	3,702,990

		5,325,593

Insurance — 0.42%
Farmers Insurance Exchange Capital, 6.00%, 08/01/14[4]	1,900,000	1,933,493
Odyssey Re Holdings Corp., 7.65%, 11/01/13	1,226,000	1,282,938

		3,216,431

Natural Gas — 0.98%
Sempra Energy,
4.62%, 05/17/07	5,000,000	4,966,200
4.84%, 05/21/08[7]	2,575,000	2,581,515

		7,547,715

Real Estate Investment Trust (REIT) — 3.84%
CPG Partners LP, 8.25%, 02/01/11	4,065,000	4,583,560
Duke Realty LP, 4.76%, 12/22/06[7]	2,917,000	2,921,294
Highwoods Properties Inc., 7.00%, 12/01/06	7,345,000	7,435,527
JDN Realty Corp., 6.95%, 08/01/07	5,000,000	5,088,705
Simon Property Group LP,
7.38%, 01/20/06	1,025,000	1,026,062
4.88%, 08/15/10	3,200,000	3,158,829
Westfield Capital Corp., 4.56%, 11/02/07[4,7]	5,175,000	5,190,152

		29,404,129

Secured Assets — 0.71%
Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	6,000,000	5,431,878

Securities Brokerage — 0.79%
Credit Suisse First Boston London, 9.65%, 03/24/10[4]	6,764,000	6,028,077

Technology — 0.11%
Deluxe Corp., 3.50%, 10/01/07	900,000	858,901

Transportation — 3.60%
Air 2 US A, 8.03%, 10/01/20[4]	7,804,721	7,614,793
American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	3,069,000	3,237,753
Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	3,336,334	3,325,044
Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	4,042,047	4,038,440
Continental Airlines, Inc. 2002-1 G2, 6.56%, 08/15/13	2,105,000	2,177,626
Delta Air Lines, Inc. 2001-1
A1, 6.62%, 09/18/12	395,291	389,258
A2, 7.11%, 03/18/13	329,000	323,480
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	2,098,280	2,029,531
United Airlines, Inc. 2000-2 A1, 7.03%, 04/01/12	4,418,580	4,413,057

		27,548,982

Total Corporates (Cost $221,491,302)		217,535,904

MORTGAGE-BACKED SECURITIES — 24.87%[3]
Commercial Mortgage-Backed — 2.12%
CS First Boston Mortgage Securities Corp. 2004-C2 A1, 3.82%, 05/15/36	10,333,051	9,816,918
CS First Boston Mortgage Securities Corp. 2004-C5 A2, 4.18%, 11/15/37	5,800,000	5,622,934
DLJ Mortgage Acceptance Corp. 1997-CF1 A1B, 7.60%, 05/15/30[4]	764,362	781,630

		16,221,482

Non-Agency Mortgage-Backed — 14.47%
Banco De Credito y Securitizacion SA 2001-1 AF, 8.00%, 05/31/10[4,6]	3,723,441	1,139,280
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	3,838,384	1,174,449
Blackrock Capital Finance LP 1997-R2 AP, 1.09%, 12/25/35[4,7]	38,448	38,495
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2, 6.50%, 10/25/33	121,351	122,944
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.13%, 02/25/34[7]	413,480	410,889
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.91%, 05/25/35[7]	28,247,973	845,490
Countrywide Alternative Loan Trust 2005-16 A1, 4.97%, 06/25/35[7]	8,576,948	8,644,174
Countrywide Alternative Loan Trust 2005-27 2A1, 4.68%, 08/25/35[7]	4,769,441	4,798,807
Countrywide Alternative Loan Trust 2005-59 2X (IO), 1.52%, 11/20/35[7]	37,583,471	1,503,339
Countrywide Home Loans 2005-22 1A1, 5.37%, 11/25/35[7]	10,010,562	9,975,781
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.29%, 01/25/26[4,6,7]	1,189,872	1,499
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.36%, 03/19/35[7]	29,967,002	777,284
Harborview Mortgage Loan Trust 2005-10 X (IO), 1.46%, 11/19/35[7]	42,882,260	1,326,691
IndyMac INDX Mortgage Loan Trust 2004-AR12
A1, 4.77%, 12/25/34[7]	6,544,055	6,555,999
AX2 (IO), 0.00%, 12/25/34	22,952,439	638,376
IndyMac INDX Mortgage Loan Trust 2004-AR8 2A2A, 4.78%, 11/25/34[7]	5,685,344	5,688,897
J.P. Morgan Mortgage Trust 2005-A5 2A1, 5.16%, 08/25/35[7]	6,653,459	6,617,785
Mastr Adjustable Rate Mortgages Trust 2004-1 2A1, 3.55%, 01/25/34[7]	3,060,343	3,061,758
Mastr Adjustable Rate Mortgages Trust 2004-5 3A1, 4.50%, 06/25/34[7]	5,081,728	5,077,494
Mastr Seasoned Securities Trust 2004-1 4A1, 5.18%, 10/25/32[7]	4,733,475	4,790,947
Mastr Seasoned Securities Trust 2005-1 4A1, 5.90%, 10/25/32[7]	6,761,190	6,761,988
Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	3,347,112	3,415,491
Residential Asset Mortgage Products, Inc. 2004-SL4 A3, 6.50%, 07/25/32	7,667,658	7,844,682
SLH Mortgage Trust 1990-1 G, 9.60%, 03/25/21	13,978	13,943
Washington Mutual 2002-AR17 2A, 4.22%, 11/25/42[7]	5,306,618	5,234,363
Washington Mutual 2002-AR18 A, 4.12%, 01/25/33[7]	3,225,677	3,227,285
Washington Mutual 2004-AR10 A2A, 4.50%, 07/25/44[7]	4,323,539	4,324,809
Washington Mutual 2004-AR12 A4A, 4.50%, 10/25/44[7]	4,417,341	4,419,983
Washington Mutual 2005-AR2 2A21, 4.71%, 01/25/45[7]	6,377,738	6,390,508
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	6,110,510	6,015,033

		110,838,463

U.S. Agency Mortgage-Backed — 8.28%
Fannie Mae 1993-95 SB, 15.05%, 06/25/08[7]	81,137	89,959
Fannie Mae 1997-44 SB (IO), 3.93%, 06/25/08[7]	1,019,297	39,322
Fannie Mae 1997-76 FS, 4.83%, 09/17/27[7]	143,511	144,792
Fannie Mae 2001-60 JZ, 6.00%, 03/25/31	587,532	590,504
Fannie Mae 2003-90 UD (IO), 5.50%, 10/25/26	6,731,818	872,846
Fannie Mae Strip 342 2 (IO), 6.00%, 09/01/33	1,202,494	263,722
Fannie Mae Pool 735686, 6.50%, 12/01/22	8,476,693	8,785,700
Fannie Mae Pool 555177, 4.86%, 01/01/33[7]	237,275	234,313
Fannie Mae Pool 567002, 8.00%, 05/01/23	295,660	314,833
Fannie Mae Pool 735575, 5.50%, 12/01/18	8,481,273	8,546,099
Fannie Mae Pool 817611, 5.36%, 11/01/35	5,913,959	5,856,710
Freddie Mac 1164 O (IO), 8.37%, 11/15/06[7]	16,497	323
Freddie Mac 2174 PN, 6.00%, 07/15/29	8,398,738	8,539,897
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	1,855,918	226,447
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	6,674,435	825,084
Freddie Mac 2625 (IO), 5.00%, 12/15/31	6,977,656	883,925
Freddie Mac Gold A24156, 6.50%, 10/01/31	3,753,128	3,855,171
Freddie Mac Gold C46104, 6.50%, 09/01/29	99,378	102,293
Freddie Mac Gold E96701, 5.00%, 05/01/18	315,934	313,334
Freddie Mac Gold G11707, 6.00%, 03/01/20	7,110,136	7,259,949
Freddie Mac Gold P50019, 7.00%, 07/01/24	187,766	193,429
Freddie Mac Pool 1L0113, 5.63%, 05/01/35[7]	8,329,164	8,613,920
Freddie Mac Pool 390381, 4.12%, 02/01/37[7]	256,691	257,976
Freddie Mac Pool 786781, 5.85%, 08/01/29[7]	440,202	457,205
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	3,027,806	437,053
Government National Mortgage Association 2003-40 IW (IO), 5.50%, 07/20/29	6,047,273	477,451
Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	2,688,362	99,263
Government National Mortgage Association Pool 1849, 8.50%, 08/20/24	5,143	5,583
Government National Mortgage Association Pool 2020, 8.50%, 06/20/25	12,746	13,882
Government National Mortgage Association Pool 2286, 8.50%, 09/20/26	7,926	8,549
Government National Mortgage Association Pool 2487, 8.50%, 09/20/27	48,815	52,625
Government National Mortgage Association Pool 422972, 6.50%, 07/15/29	104,145	109,013
Government National Mortgage Association Pool 80589, 4.63%, 03/20/32[7]	447,704	448,329
Government National Mortgage Association Pool 80968, 5.00%, 07/20/34[7]	4,525,227	4,548,047

		63,467,548

Total Mortgage-Backed (Cost $198,241,260)		190,527,493

U.S. AGENCY SECURITIES — 9.30%
U.S. Agency Securities — 9.30%
Fannie Mae,
2.63%, 01/19/07	3,412,000	3,338,823
3.25%, 01/15/08	6,518,000	6,334,929
3.88%, 02/01/08	5,652,000	5,559,104
5.00%, 04/06/10	4,982,000	4,982,403
Federal Home Loan Bank.
4.50%, 10/12/07	8,185,000	8,137,437
3.38%, 07/21/08	7,875,000	7,626,347
Freddie Mac,
3.00%, 09/29/06	6,965,000	6,877,506
2.88%, 12/15/06	14,710,000	14,457,841
3.25%, 11/02/07	7,550,000	7,331,322
3.25%, 02/25/08	6,790,000	6,578,342

Total U.S. Agency Securities (Cost $71,541,862)		71,224,054

U.S. TREASURY SECURITIES — 15.26%
U.S. Treasury Notes — 15.26%
U.S. Treasury Notes,
3.00%, 12/31/06	54,685,000	53,930,949
3.00%, 11/15/07	50,181,000	48,946,096
3.13%, 09/15/08	14,447,000	13,990,460

Total U.S. Treasury Securities (Cost $117,406,476)		116,867,505

Total Bonds (Cost $715,486,233)		692,028,366

PREFERRED STOCK — 0.39%
Finance—0.39%

	Shares
Woodbourne Pass-Through Trust, 5.44%, 12/31/94[4]	30	3,004,688

Total Preferred Stock (Cost $3,000,000)		3,004,688

	Principal Amount
SHORT TERM INVESTMENTS — 8.77%
Commercial Paper — 7.22%
ALCOA Inc.,
4.32%[5], 01/09/06	$5,725,000	5,720,887
4.39%[5], 02/17/06	12,700,000	12,630,785
CRC Funding LLC, 4.30%[5], 01/04/06	15,290,000	15,288,178
DaimlerChrysler NA Holding Corp., 4.47%[5], 01/26/06	10,345,000	10,315,589
General Electric Capital Corp., 4.27%[5], 01/18/06	11,375,000	11,354,809

		55,310,248

Money Market RIC — 1.55%
J.P. Morgan Prime Money Market Fund	11,878,000	11,878,000

Total Short Term Investments (Cost $67,188,248)		67,188,248

Total Investments — 99.51% (Cost $785,674,481)[1]		762,221,302

Cash and Other Assets, Less Liabilities — 0.49%		3,726,794

Net Assets — 100.00%		$765,948,096

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
10,097	News America, Inc. Expire July 2005	$59.525	$—	$(4,240)

	Total Written Call Options		$—	$(4,240)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized (Depreciation )
47	U.S. Treasury Five Year Note, March 2006	$(17,945)

	Net unrealized depreciation	$(17,945)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation
198	U.S. Treasury Two Year Note, March 2006	$7,953

	Net unrealized appreciation	$7,953

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
6,000	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06	$72,395

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation )
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 6.08% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(1,125)
478	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 7.88% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(6,189)
478	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 6.53% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(2,334)
478	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 6.33% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(1,458)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.18% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(1,145)
478	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.58% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(1,145)
796	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 7.38% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(1,908)
796	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 6.53% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(1,908)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 6.08% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(1,430)
478	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.48% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(2,777)
478	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 6.63% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(2,176)
478	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 6.78% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(3,531)
478	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 6.33% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(2,561)
478	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 6.63% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(2,627)
796	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 7.08% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(1,980)
478	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 5.16% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(1,061)

	Net unrealized (depreciation)	$(35,355)

Notes:

[1]	Cost for Federal income tax purposes is $785,674,481 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$17,862,152
Gross unrealized depreciation	(41,315,331)

Net unrealized (depreciation)	$(23,453,179)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2005 was $104,303,576 representing 13.62% of total assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at December 31, 2005.
[8]	Securities, or a portion there of, pledged as collateral with a value of $5,944,609 for options.
[9]	Securities, or a portion there of, pledged as collateral with a value of $185,324 on 47 short U.S. Treasury Five Year Note and 49 long U.S. Treasury Two Year Note futures contracts expiring March 2006.
*	The aggregate value of fair valued securities is $68,906,200, which is 9.00% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(EMTN): Euro medium term note

(IO): Interest only

(MTN): Medium term note

See accompanying notes to portfolio of investments

Intermediate Bond Fund

Schedule of Portfolio Investments

December 31, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS 92.88%
ASSET-BACKED SECURITIES — 10.32%[3]
ABFS Mortgage Loan Trust 2002-2 A7, 5.22%, 07/15/33	$119,956	$119,050
Bayview Financial Acquisition Trust 2005-B 1A1, 4.44%, 04/28/39	167,863	166,804
Centex Home Equity 2005-A AF1, 3.70%, 06/25/22	196,332	195,187
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	280,952	284,818
Conseco Finance 2001-D A5, 6.19%, 11/15/32	464,009	472,725
Conseco Finance 2002-A A5, 7.05%, 04/15/32	426,847	437,445
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	383,917	384,378
Credit-Based Asset Servicing and Securitization LLC 2004-CB8 AF1, 3.63%, 12/25/35	185,942	184,768
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	244	241
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	96,481	98,237
J.P. Morgan RV Marine Trust 2004-1A A1, 3.12%, 04/15/11[4]	330,940	324,942
Keystone Owner Trust 1998-P1 M2, 7.93%, 05/25/25[4]	125,851	125,495
Mid-State Trust 2004-1 B, 8.90%, 08/15/37	369,358	389,804
Oakwood Mortgage Investors, Inc. 1997-A A5, 7.13%, 05/15/27	171,186	173,886
Oakwood Mortgage Investors, Inc. 2001-D
A2, 5.26%, 01/15/19	266,839	194,496
A3, 5.90%, 09/15/22	317,929	242,588
Oakwood Mortgage Investors, Inc. 2002-B A1, 4.60%, 05/15/13[7]	81,419	68,475
Residential Asset Mortgage Products, Inc. 2004-RS12 AI2, 3.77%, 02/25/27	675,000	666,108
Structured Asset Receivables Trust 2003-1, 3.65%, 01/21/10[4,7]	450,133	447,748
Terwin Mortgage Trust 2005-9HGS A1, 4.00%, 08/25/35[4]	610,935	601,389
Terwin Mortgage Trust 2005-11 1A1A, 4.50%, 11/25/36[4]	565,394	561,663
UCFC Home Equity Loan 1998-D
BF1, 8.97%, 04/15/30	3,657	3,759
MF1, 6.91%, 04/15/30	401,678	403,335

		6,547,341

Total Asset-Backed Securities (Cost $6,792,725)
CORPORATE BONDS — 27.34%[2]
Automotive — 3.41%
Ford Motor Co., 7.45%, 07/16/31	279,000	191,115
Ford Motor Credit Co.,	319,000	291,201
6.63%, 06/16/08	100,000	90,755
8.63%, 11/01/10
7.38%, 02/01/11	300,000	263,222
7.25%, 10/25/11	416,000	359,771
General Motors Acceptance Corp., 6.88%, 09/15/11	474,000	432,755
General Motors Corp.
6.38%, 05/01/08	107,000	79,982
7.20%, 01/15/11	350,000	247,625
7.70%, 04/15/16	108,000	70,470
8.25%, 07/15/23	212,000	137,270

		2,164,166

Banking — 2.70%
BankBoston Corp., 7.75%, 12/15/26	700,000	741,885
Citigroup Inc., 5.00%, 09/15/14	275,000	271,169
Danske Bank A/S, 5.91%, 12/29/49[4]	120,000	125,760
Greenpoint Capital Trust I, 9.10%, 06/01/27	227,000	247,620
National Capital Trust II, 5.49%, 12/29/49[4]	327,000	327,365

		1,713,799

Communications — 1.49%
Qwest Corp.,
5.63%, 11/15/08	489,000	486,555
7.88%, 09/01/11	175,000	189,438
Sprint Capital Corp., 4.78%, 08/17/06	270,000	269,824

		945,817

Electric — 2.82%
Cedar Brakes II LLC, 9.88%, 09/01/13[4]	408,589	465,544
Entergy Louisiana Inc., 5.83%, 11/01/10	698,000	697,504
Power Contract Financing LLC, 5.20%, 02/01/06[4]	84,160	84,179
Power Receivables Finance, 6.29%, 01/01/12[4]	529,126	538,547

		1,785,774

Entertainment — 0.71%
News America Inc., 3.26%[5], 02/28/21[8]	756,000	447,930

		447,930

Finance— 1.49%
Credit Suisse First Boston USA Inc, 5.13%, 08/15/15	275,000	272,853
Lehman Brothers Holdings Inc. (MTN), 12.50%, 11/30/10	271,000	253,954
Pemex Finance Ltd., 8.88%, 11/15/10	375,000	416,503

		943,310

Health Care — 0.63%
HCA, Inc., 5.25%, 11/06/08	400,000	396,730

		396,730

Insurance — 3.46%
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	375,000	351,781
Farmers Exchance Capital,
7.05%, 07/15/28[4]	410,000	434,911
7.20%, 07/15/48[4]	115,000	120,115
Nationwide Mutual Insurance, 6.60%, 04/15/34[4]	440,000	444,177
Stingray Pass Through Trust, 5.90%, 01/12/15[4]	225,000	222,852
Zurich Capital Trust I, 8.38%, 6/01/37[4]	575,000	622,506

		2,196,342

Natural Gas — 1.22%
El Paso Corp., 7.00%, 05/15/11	300,000	299,250
Sempra Energy, 4.84%, 05/21/08[7]	475,000	476,202

		775,452

Real Estate Investment Trust (REIT) — 4.09%
Colonial Realty LP, 4.75%, 02/01/10	586,000	571,319
CPG Partners LP, 8.25%, 02/01/11	330,000	372,097
EOP Operating LP, 5.13%, 10/01/10	159,000	160,554
Healthcare Property Investors, Inc., 7.07%, 06/08/15	160,000	175,082
Highwoods Properties, Inc., 7.13%, 02/01/08	790,000	816,861
Prime Property Funding, 5.60%, 06/15/11[4]	206,000	209,193
Simon Property Group LP, 4.88%, 08/15/10	291,000	287,256

		2,592,362

SECURITIES BROKERAGE 1.10%
Credit Suisse First Boston London,
9.65%, 03/24/10[4]	448,000	399,258
9.65%, 03/24/10[4]	334,000	297,661

		696,919

Transportation — 4.22%
Air 2 US A, 8.03%, 10/01/20[4]	589,119	574,783
American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	110,000	113,525
American Airlines, Inc. 2001-2 A2, 7.86%, 04/01/13	20,000	21,100
American Airlines, Inc., 2005-1 G, 0.00%, 03/29/14[4]	500,000	488,089
Continental Airlines 1999-2 A1, 7.26%, 09/15/21	106,354	108,180
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	15,139	14,087
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	77,408	73,150
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	123,593	119,133
Continental Airlines, Inc. 2000-1 A1, 8.05%, 05/01/22	240,857	246,347
Continental Airlines, Inc. 2000-2 A1, 7.71%, 10/02/22	78,182	78,857
Delta Air Lines, Inc. 2000-1 A1, 7.38%, 11/18/11	112,127	111,351
Northwest Airlines, Corp. 1999-2 A, 7.58%, 09/01/20	82,849	83,460
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	154,654	149,587
United Air Lines, Inc. 2000-2
A1, 7.03%, 04/01/12	476,477	475,881
A2, 7.19%, 10/01/12	18,672	18,695

		2,676,225

Total Corporates (Cost $17,572,474)		17,334,826

MORTGAGE-BACKED — 19.09%[3]
Non-Agency Mortgage-Backed — 9.17%
Banc Of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	323,888	318,726
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.92%, 05/25/35[7]	2,063,079	61,750
Countrywide Alternative Loan Trust 2005-59 2X (IO), 1.52% 11/20/35	3,110,802	124,432
Countrywide Alternative Loan Trust 2005-27
3A2, 4.43%, 08/25/35[7]	226,202	225,783
2A1, 4.68%, 08/25/35[7]	723,673	728,129
First Horizon Mortgage Pass-Through Trust 2002-7 2A2, 5.25%, 12/25/17	373,040	371,743
First Union Commercial Mortgage Trust 1999-C1 A2, 6.07%, 10/15/35	598,788	613,173
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.36%, 03/19/35[7]	2,127,858	55,192
Harborview Mortgage Loan Trust 2005-10 X (IO), 1.46%, 11/19/35[7]	3,413,611	105,610
Indymac Indx Mortgage Loan Trust 2004-A12 (IO) A2, 0.00%, 12/25/34[7]	1,636,050	45,503
Indymac Indx Mortgage Loan Trust 2004-AR6 6A1, 5.48%, 10/25/34[7]	367,342	367,211
Indymac Indx Mortgage Loan Trust 2004-AR8 2A 2A, 4.78%, 09/25/34[7]	434,886	435,158
Mastr Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	406,678	414,293
Residential Asset Mortgage Products, Inc. 2003-SL1 A41, 8.00%, 04/25/31	222,434	228,913
Residential Asset Mortgage Products, Inc. 2004-SL1 A7, 7.00%, 11/25/31	245,576	250,593
Residential Asset Securitization Trust 2004-IP2 2A1, 5.24%, 12/25/34[7]	379,825	379,646
Washington Mutual 2002-AR18 A, 4.12%, 01/25/33[7]	183,964	184,056
Washington Mutual 2004-AR10 A2A, 4.50%, 07/25/44[7]	337,932	338,031
Washington Mutual 2004-AR12 A4A, 4.50%, 10/25/44[7]	333,333	333,532
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A, 7.00%, 03/25/34	229,939	234,211

		5,815,685

U.S. Agency Mortgage-Backed — 9.92%
Fannie Mae 1993-225 SG, 8.87%, 12/25/13[7]	312,073	314,816
Fannie Mae 1993-80 S, 5.49%, 05/25/23[7]	69,109	66,964
Fannie Mae 1994-55 S, 13.00%, 12/25/23[7]	78,366	86,876
Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	361,758	38,381
Fannie Mae Pool 253974, 7.00%, 08/01/31	129,293	134,683
Fannie Mae Pool 527247, 7.00%, 09/01/26	350	367

Fannie Mae Pool 545646, 7.00%, 09/01/26	239	250
Fannie Mae Pool 549740, 6.50%, 10/01/27	175,915	180,605
Fannie Mae Pool 727247, 5.00%, 09/01/33	266,626	259,356
Fannie Mae Pool 735575, 5.50%, 12/01/18	597,930	602,500
Fannie Mae Pool 735686, 6.50%, 12/01/22	643,451	666,907
Fannie Mae Pool 764388, 4.98%, 03/01/34	647,453	636,592
Fannie Mae Pool 817611, 5.36%, 11/01/35	447,274	442,944
Fannie Mae Strip 342 2 (IO), 6.00%, 09/01/33	233,042	51,109
Fannie Mae TBA, 5.00%, 01/25/36	674,000	653,148
Freddie Mac 1602 SN, 10.09%, 10/15/23	14,590	16,517
Freddie Mac 2174 PN, 6.00%, 07/15/29	612,800	623,099
Freddie Mac 2451 SP, 7.32%, 05/15/097	98,450	96,142
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	443,071	54,061
Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	32,647	168
Freddie Mac 2845 PI (IO), 5.50%, 02/15/32	297,179	30,438
Freddie Mac Gold G01673, 5.50%, 04/01/34	123,908	122,930
Freddie Mac Gold A33262, 5.50%, 02/01/35	344,824	341,843
Freddie Mac Gold P50019, 7.00%, 07/01/24	38,160	39,311
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	341,964	49,361
Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	440,000	40,503
Government National Mortgage Association 2004-8 SE, 5.54%, 11/26/23[7]	393,868	384,583
Government National Mortgage Association Pool 80968, 5.00%, 07/20/34	354,148	355,934

		6,290,388

Total Mortgage-Backed (Cost $12,372,120)		12,106,073

U.S. TREASURY SECURITIES — 36.13%
U.S. Inflation Index Notes—1.48%
U.S. Treasury Notes, 1.63%, 01/15/15	933,000	937,769

U.S. Treasury Notes — 34.65%
U.S. Treasury Notes,
3.38%, 10/15/09	4,144,000	4,003,009
4.25%, 11/15/14	6,423,000	6,350,240
3.00%, 12/31/06	1,867,000	1,841,256
3.13%, 09/15/08	1,615,000	1,563,964
5.00%, 08/15/11[9]	4,733,000	4,886,638
U.S. Treasury Note (PO), 4.32%, 08/15/09	3,891,000	3,328,607

		21,973,714

Total U.S. Treasury Securities (Cost $23,048,751)		22,911,483

Total Bonds (Cost $59,786,070)		58,899,723

SHORT TERM INVESTMENTS — 7.99%
Commercial Paper — 7.59%
Alcoa, Inc.
4.32%[5], 12/13/05	815,000	814,415
4.39%[5], 12/20/05	735,000	730,994
DaimlerChrysler NA Holding Corp., 4.47%[5], 12/12/05	1,545,000	1,543,090
General Electric Capital Corp., 4.27%[5], 12/29/05	450,000	449,201
Kitty Hawk Funding Corp., 4.29%[5], 12/12/05	1,280,000	1,278,935

		4,816,635

Money Market RIC — 0.40%
J.P. Morgan Institutional Prime Money Market	254,900	254,900

Total Short Term Investments (Cost $5,071,535)		5,071,535

Total Investments - 100.87% (Cost $64,857,605)1		63,971,258

Liabilities Less Cash and Other Assets — (0.87)%		(552,159)

Net Assets — 100.00%		$63,419,099

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
756	News America, Inc. Expire July 2005	$59.525	$—	$(318)

	Total Written Call Options		$—	$(318)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized (Depreciation)
5	U.S. Treasury Five Year Note, March 2006	$(1,133)

	Net unrealized (depreciation)	$(1,133)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized (Depreciation)
5	U.S. Treasury Two Year Note, March 2006	$(234)

	Net unrealized (depreciation)	$(234)

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
449	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06[6]	$5,420

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 6.08% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(82)
35	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 7.88% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(453)
35	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 6.53% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(171)
35	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 6.33% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(107)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.18% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(84)
35	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.58% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(84)
58	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 7.38% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(140)
58	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 6.53% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(140)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 6.08% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(105)
35	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.48% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(203)
35	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 6.63% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(159)
35	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 6.78% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(259)
35	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 6.33% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(188)

35	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 6.63% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(192)
58	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 7.08% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(145)
35	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 6.23% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(78)

	Net unrealized (depreciation)	$(2,590)

Notes:

[1]	Cost for Federal income tax purposes is $64,857,605 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$639,780
Gross unrealized depreciation	(1,526,127)

Net unrealized (depreciation)	$(886,347)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2005 was $7,365,665 representing 11.61% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid security.
[7]	Floating rate security. The rate disclosed is that in effect at December 31, 2005.
[8]	Securities, or a portion there of, pledged as collateral with a value of $445,095 for options.
[9]	Securities, or a portion there of, pledged as collateral with a value of $2,065 on 5 short U.S. Treasury Five Year Note and 5 long U.S. Treasury Two Year Note futures contracts expiring March 2006.
*	The aggregate value of fair valued securities is $3,035,087, which is 4.79% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

(TBA): To be announced

See accompanying notes to portfolio of investments

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 87.67%
ASSET-BACKED SECURITIES — 9.92%[3]
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$9,891,000	$10,028,222
Amresco Residential Securities Mortgage 1998-2 B1F, 7.72%, 06/25/28	251,953	249,591
Asset Backed Securities Corp Home Equity Loan Trust 2003-HE4 M2, 6.37%, 08/15/33[7]	21,415,000	21,684,551
Bayview Financial Acquisition Trust 2005-B 1A1, 4.44%, 04/28/39	4,700,173	4,670,522
Centex Home Equity 2005-A AF1, 3.70%, 06/25/22[6]	934,914	929,461
Conseco Finance 2001-A
IA5, 7.06%, 03/15/32	492,857	494,289
IM2, 8.02%, 03/15/32	2,499,503	2,554,744
Conseco Finance 2001-C
A4, 6.19%, 03/15/30	1,690,223	1,700,906
A5, 6.79%, 08/15/33	7,848,000	7,993,209
Conseco Finance 2002-C AF4, 5.97%, 06/15/32	205,084	205,338
Conseco Finance Securitizations Corp. 2000-4 A5, 7.97%, 05/01/32	6,500,000	5,143,784
Daimler Chrysler Auto Trust 2005-A A2, 3.17%, 09/08/07	7,300,559	7,279,070
Duke Funding I, Ltd. 1A B1, 8.27%, 11/10/35[4]	17,000,000	16,497,973
Embarcadero Aircraft Securitization Trust 2000-A A1, 4.85%, 08/15/25[4,7]	1,700,000	1,159,112
First Union Home Equity Loan Trust 1997-3 B, 7.39%, 03/25/29	318,168	293,101
FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	3,968,251	3,850,322
GMAC Mortgage Corporation Loan Trust 2003-HE2 A2, 3.14%, 06/25/25	359,701	357,719
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	1,361,630	1,363,354
Greenpoint Mortgage Trust 2005-HE2 A1, 4.32%, 04/15/30[7]	3,975,181	3,963,828
Keystone Owner Trust 1998-P2 A5, 7.90%, 01/25/29[4]	2,926,730	2,950,527
North Street Referenced Linked Notes 2000-1A
C, 5.99%, 04/28/11[4,6,7]	5,500,000	2,185,150
D1, 6.84%, 04/28/11[4,6,7]	9,000,000	2,115,900
Oakwood Mortgage Investors, Inc. 2000-A M1, 8.30%, 04/15/30	6,189,187	442,758
Oakwood Mortgage Investors, Inc. 2001-D
A3, 5.90%, 09/15/22	460,997	351,752
A4, 6.93%, 09/15/31	2,134,678	1,672,515
Oakwood Mortgage Investors, Inc. 2002-B A2, 5.19%, 09/15/19	1,404,221	1,181,734
Pamco CLO 1998-1A B2, 5.60%, 05/01/10[4,7]	5,250,000	4,931,850
Provident Bank Home Equity Loan Trust 1997-4 A3, 7.41%, 01/25/29	314,130	313,275
Prudential Structured Finance CBO 1A B2, 13.10%, 11/15/35[4,6]	2,500,000	239,062
Prudential Structured Finance CBO 2000-1, 22.88%[5], 10/15/35	2,903,461	219,571
Residential Asset Mortgage Products, Inc. 2000-RZ1 A3, 8.77%, 10/25/29	908,971	906,823
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A, 5.98%, 12/25/33	300,000	302,731
Residential Funding Mortgage Securities I 1999-HI6 AI7, 8.10%, 09/25/29	1,884,823	1,879,424
Residential Funding Mortgage Securities I 2000-HI1 A17, 8.29%, 02/25/25	1,092,773	1,098,919
Signature 1 CBO, 0.00%, 10/15/09	2,000,000	179,600
Structured Asset Receivables Trust 2003-2, 1.55%, 01/21/09[4,7]	5,798,855	5,768,121
Structured Asset Reveivables Trust 2003-1, 1.64%, 01/21/104,[7]	12,359,761	12,294,254
Terwin Mortgage Trust 2005-7SL A1, 4.65%, 06/25/35[4,7]	3,801,738	3,804,085
Van Kampen CLO II Ltd. 2A A2, 5.02%, 07/15/08[4,6,7]	1,694,642	1,485,725
Vanderbilt Acquisition Loan Trust 2002-1 A4, 6.57%, 05/07/27	5,280,000	5,462,352

Total Asset-Backed Securities (Cost $157,466,662)		140,205,224

CORPORATES — 25.44%[2]
Automotive — 3.78%
Ford Motor Co.,
7.13%, 11/15/25	7,245,000	4,745,475
7.45%, 07/16/31	19,387,000	13,280,095
9.98%, 02/15/47	7,289,000	5,721,865
7.70%, 05/15/97	150,000	98,250
Ford Motor Credit Co., 7.25%, 10/25/11	436,000	377,067
General Motors Acceptance Corp.,
6.75%, 01/15/06	1,268,000	1,267,172
6.78%, 09/15/11	296,000	270,244
General Motors Corp.,
6.38%, 05/01/08	8,042,000	6,011,395
7.20%, 01/15/11	4,812,000	3,404,490
7.70%, 04/15/16	5,532,000	3,609,630
8.25%, 07/15/23	16,334,000	10,576,265
8.10%, 06/15/24	1,179,000	713,295
8.38%, 07/15/33	144,000	95,760
2.92%[5], 03/15/36	13,877,000	3,191,710

		53,362,713

Banking — 2.66%
Banc One Corp., 9.88%, 03/01/19	200,000	254,020
Bankamerica Institutional A, 8.07%, 12/31/26[4]	350,000	372,625
BB&T Capital Trust I, 5.85%, 08/18/35	5,000,000	5,012,940
BT Institutional Capital Trust Bank, 7.75%, 12/01/26[4]	500,000	528,650
Credit Suisse First Boston London, 9.65%, 03/24/10[4,7]	14,159,000	12,618,501
Credit Suisse First Boston London, 9.65%, 03/24/10[4,7]	5,190,000	4,625,328
Credit Suisse First Boston USA Inc, 5.13%, 08/15/15	2,425,000	2,406,066
Crestar Capital Trust I, 8.16%, 12/15/26	1,500,000	1,595,397
First Chicago NBD Institution Capital A, 7.95%, 12/01/26[4]	5,229,000	5,534,311
J.P. Morgan Chase & Co., 8.55%, 07/23/13[7]	2,500,000	2,276,647
National Capital Trst II, 5.49%, 12/29/49[4,7]	2,425,000	2,427,706

		37,652,191

Basic Industry — 0.09%
Barrick Gold Finance Co., 5.80%, 11/15/34	1,325,000	1,293,395

Communications — 2.14%
Charter Communications Oper Co Term Loan A, 5.75%, 04/27/10[10]	4,993,791	4,996,134
Qwest Capital Funding, Inc., 7.75%, 8/15/06	24,670,000	25,040,050
Verizon North Inc., 5.63%, 01/01/21[4]	250,000	242,858

		30,279,042

Electric — 2.28%
Calpine CCFC I Term Loan, 7.50%, 08/26/09[10]	12,649,023	13,297,286
Cedar Brakes I LLC, 8.50%, 02/15/14[4]	8,381,629	9,246,236
GWF Energy LLC, 6.13%, 12/30/11[4]	5,164,135	5,026,072
Indianapolis Power & Light Co., 8.00%, 10/15/06	964,000	983,916
Potomac Electric Power Co., 5.88%, 10/15/08	125,000	127,657
Public Service Electric & Gas Co., 6.75%, 03/01/26	250,000	250,835
Texas Genco LLC, 6.88%, 12/15/14[4]	3,000,000	3,262,500

		32,194,502

Entertainment — 1.18%
News America Inc. 3.26%[5], 02/28/21[9]	28,256,000	16,741,680

Finance — 0.39%
Lehman Brothers Holdings, 12.50%, 11/30/10[7]	5,912,000	5,540,135

		5,540,135

Insurance — 5.31%
Arch Capital Group Ltd., 7.35%, 05/01/34	3,779,000	4,277,204
Corp-Backed Trust Certificates (IO), 1.25%, 10/15/29[6]	60,000,000	7,572,000
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	7,165,000	6,721,358
Farmers Exchange Capital,
7.05%, 07/15/28[4]	3,926,000	4,164,540
7.20%, 07/15/48[4]	1,392,000	1,453,908
Farmers Insurance Exchange, 8.63%, 05/01/24[4]	7,388,000	8,989,837
General Electric Global Insurance Holding Corp., 7.00%, 02/15/26	8,700,000	9,807,727
Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	14,619,000	14,757,778
TIG Holdings, Inc., 8.60%, 01/15/27[4]	5,440,000	4,352,000
Zurich Capital Trust I, 8.38%, 06/01/37[4]	11,934,000	12,919,975

		75,016,327

Real Estate Investment Trust (REIT) — 0.88%
Equity One, Inc., 3.88%, 04/15/19	270,000	256,598
Highwoods Realty LP, 7.50%, 04/15/18	10,934,000	12,016,433
Prime Property Funding, 5.60%, 06/15/11[4]	118,000	119,829

		12,392,860

Secured Assets — 1.46%
Ingress I Ltd.
B-A, 7.38%, 03/30/40[4]	16,595,000	15,023,669
C-A, 8.01%, 03/30/40[4,6]	13,183,753	5,661,103

		20,684,772

Transportation — 5.27%
Air 2 Us A, 8.03%, 10/01/20[4]	21,446,440	20,924,541
American Airlines, Inc. 1994 A4, 9.78%, 11/26/11	5,377,116	4,733,287
American Airlines, Inc. 1999-1 A2, 7.02%, 04/15/11	7,720,000	7,967,426
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	890,783	828,908
Continental Airlines, Inc. 1997-4 A, 6.90%, 07/02/19	1,842,813	1,836,577
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	582,653	561,626
Continental Airlines, Inc. 1999-1 A, 6.55%, 08/02/20	473,259	472,837
Continental Airlines, Inc. 1999-2 A1, 7.26%, 09/15/21	10,346,097	10,523,713
Continental Airlines, Inc. 2000-1
A1, 8.05%, 05/01/22	3,050,853	3,120,397
A2, 7.92%, 11/01/11	2,000,000	2,044,570
Continental Airlines, Inc. 2000-2 A2, 7.49%, 04/02/12	2,000,000	2,019,213
Delta Air Lines, Inc. 2000-1
A1, 7.38%, 11/18/11	1,940,825	1,927,376
A2, 7.57%, 05/18/12	3,385,000	3,337,336
Northwest Air Term Loan, 8.33%, 11/19/09[10]	4,000,000	4,034,284
Northwest Airlines, Corp. 1999-2 A, 7.58%, 09/01/20	1,010,753	1,018,211
Northwest Airlines, Inc. 2001-1 A1, 7.04%, 10/01/22	58,518	56,600
United Air Lines, Inc. 2000-2 A1, 7.03%, 04/01/12	7,445	7,436
United Air Lines, Inc. 2001-1 A1, 6.07%, 09/01/14	9,249,001	9,066,617

		74,480,955

Total Corporates (Cost $369,039,964)		359,638,572

MORTGAGE-BACKED — 25.31%[3]
Commercial Mortgage-Backed — 1.50%
GMAC Commercial Mortgage Securities Inc. 1998-C2 X IO, 0.55%, 05/15/23[6,7]	237,673,262	4,720,025
LB-UBS Commercial Mortgage Trust 2000-C4 A2, 7.37%, 08/15/26	15,155,000	16,463,374

		21,183,399

Non-Agency Mortgage- Backed — 12.37%
Banco De Credito y Securitizacion 2001-1 AF, 8.00%, 05/31/10[4,6]	4,255,362	1,302,034
Bank of America Mortgage Securities 2003-1 2A4, 5.00%, 02/25/18	233,199	229,483
BHN Mortgage Fund 1997-2
A1, 5.67%, 05/31/17[4,6,7,8]	3,151,288	950,428
A2, 7.54%, 05/31/17[4,6,8]	5,591,311	1,686,339
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	2,558,922	782,966
Blackrock Capital Finance LP 1997-R2 AP, 1.09%, 12/25/35[4,7]	9,616	9,627

Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2, 4.79%, 03/25/34[4]	19,094,440	18,191,178
Commercial Mortgage Acceptance Corp. 1998-C2 A3, 6.04%, 09/15/30	13,425,000	13,741,116
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.91%, 05/25/35[6]	55,808,076	1,670,392
Countrywide Alternative Loan Trust 2005-16 1A1, 4.97%, 06/25/35[7]	17,335,419	17,471,294
Countrywide Alternative Loan Trust 2005-27 2A1, 4.68%, 08/25/35[7]	19,155,475	19,273,416
Countrywide Alternative Loan Trust 2005-43 1A1, 5.38%, 10/25/35	18,399,510	18,314,477
Countrywide Alternative Loan Trust 2005-59 2X (IO), 1.52%, 11/20/35[6]	67,800,562	2,712,022
Countrywide Home Loans 2005-22 1A1, 5.37%, 11/25/35	18,548,141	18,483,697
Countrywide Home Loans 2005-HYB5 4A1, 5.21%, 09/20/35	18,275,144	17,984,021
DLJ Mortgage Acceptance Corp. 1992-Q7 A2, 5.88%, 09/25/22	16,615	16,585
DLJ Mortgage Acceptance Corp. 1994-Qe2 S (IO), 3.95%, 06/25/24[4,6]	147,870	186
DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.00%, 11/25/25[6]	963,677	1,214
DLJ Mortgage Acceptance Corp. 1996-QA S (IO), 3.29%, 01/25/26[4,6]	1,032,536	1,301
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.36%, 03/19/35[6]	65,155,101	1,689,993
Harborview Mortgage Loan Trust 2005-10 X (IO), 1.46%, 11/19/35[6]	66,027,729	2,042,766
IndyMac INDX Mortgage Loan Trust 2004-AR5 2A1B, 4.78%, 08/25/34[7]	285,482	285,540
IndyMac Mortgage Loan Trust 2004-AR12 AX2 (IO), 0.93%, 12/25/34[6]	45,713,933	1,271,442
J.P. Morgan Mortgage Trust 2003-A2 2A3, 4.70%, 11/25/33	305,000	296,041
J.P. Morgan Mortgage Trust 2004-A5 4A4, 4.86%, 12/25/34	400,000	389,603
Mastr Seasoned Securities Trust 2004-1 4A1, 5.18%, 10/25/32	302,469	306,142
Mastr Seasoned Securities Trust 2004-2 A2, 6.50%, 08/25/32	11,887,505	12,110,112
Morgan Stanley Dean Witter Capital I 2000-LIFE A2, 7.57%, 11/15/36	5,840,000	6,324,745
Ocwen Residential MBS Corp. 1998-R2 AP, 6.80%, 11/25/34[4]	91,016	90,798
Prudential Commercial Mortgage Trust 3.67%, 02/11/36	16,422,301	15,776,527
Residential Asset Mortgage Products, Inc. 2004-SL1 A8, 6.50%, 11/25/31	166,329	169,244
Ryland Mortgage Securities Corp. 1994-5 M3, 4.73%, 10/25/23	551,447	532,187
Structured Asset Securities Corp. 1997-2 2A4, 7.25%, 03/28/30	40,817	40,697
Structured Asset Securities Corp. 2001-15A 4A1, 6.00%, 10/25/31	6,400	6,392
Structured Asset Securities Corp. 2002-8A 6A, 6.67%, 05/25/32	6,500	6,537
Structured Mortgage Asset Residential Trust 1991-7 I (IO), 8.50%, 12/25/22[6]	10,270	2,091
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1, 5.00%, 03/25/18	271,796	267,550
Wells Fargo Mortgage Backed Securities Trust 2004-G A3, 4.77%, 06/25/34	445,000	432,776

		174,862,959

U.S. Agency Mortgage-Backed — 11.44%
Collateralized Mortgage Obligation Trust 57 D, 9.90%, 02/01/19	12,037	12,122
Fannie Mae 1989-27 Y, 6.90%, 06/25/19	3,152	3,218
Fannie Mae 1989-69 G, 7.60%, 10/25/19	1,645	1,726
Fannie Mae 1992-123 Z, 7.50%, 07/25/22	11,221	11,774
Fannie Mae 1992-83 Z, 7.00%, 06/25/22	73,729	75,074
Fannie Mae 1993-132 D (PO), 6.42%[5] 10/25/22	618,028	527,708
Fannie Mae 1993-199 SD (IO), 0.88%, 10/25/23	1,903,654	41,713
Fannie Mae 1993-29 PK, 7.00%, 03/25/23	202,000	212,016
Fannie Mae 1994-55 H, 7.00%, 03/25/24	130,000	137,038
Fannie Mae 1997-34 SA, 17.00%, 10/25/23[7]	56,871	87,414
Fannie Mae 1997-44 SB (IO), 3.93%, 06/25/08[7]	356,754	13,763
Fannie Mae 2003-52 SV, 7.49%, 05/25/31[7]	7,188,235	7,150,720
Fannie Mae 2003-53 IA (IO), 5.50%, 10/25/28	10,858,334	1,152,027
Fannie Mae 2003-91 IQ (IO), 5.50%, 06/25/26	15,301,006	1,297,974
Fannie Mae G92-36 Z, 7.00%, 07/25/22	2,109	2,193
Fannie Mae Pool 233672, 5.96%, 09/01/23	35,943	36,907
Fannie Mae Pool 254232, 6.50%, 03/01/22	135,102	139,658
Fannie Mae Pool 308798, 4.89%, 04/01/25	20,541	21,157
Fannie Mae Pool 312155, 6.17%, 03/01/25	37,438	38,415
Fannie Mae Pool 545191, 7.00%, 09/01/31	108,196	112,699
Fannie Mae Pool 633698, 7.50%, 02/01/31	25,078	26,324
Fannie Mae Pool 655928, 7.00%, 08/01/32	218,781	228,380
Fannie Mae Pool 725257, 5.50%, 02/01/34	18,900,598	18,767,898
Fannie Mae Pool 727247, 5.00%, 09/01/33	7,022,447	6,830,971
Fannie Mae Pool 735575, 5.50%, 12/01/18	16,623,295	16,750,353
Fannie Mae Pool 735883, 6.00%, 01/1/33	18,797,870	19,014,475
Fannie Mae Pool 765387, 6.00%, 08/01/34	288,891	291,713
Fannie Mae Pool 817611, 5.36%, 11/01/35	12,511,436	12,390,322
Fannie Mae TBA,
5.00%, 01/15/36	13,885,000	13,455,426
4.50% Due 1/25/21	25,740,000	24,243,863
Freddie Mac 1004 H, 7.95%, 10/15/20	2,855	2,852
Freddie Mac 1073 G, 7.00%, 05/15/21	7,248	7,252
Freddie Mac 1164 O (IO), 8.37%, 11/15/06[7]	16,497	323
Freddie Mac 1311 K, 7.00%, 07/15/22	17,405	17,386
Freddie Mac 1515 SA, 8.61%, 05/15/08	53,103	54,375
Freddie Mac 165 K, 6.50%, 09/15/21	1,702	1,698
Freddie Mac 1980 Z, 7.00%, 07/15/27	954,853	988,604
Freddie Mac 2098 TZ, 6.00%, 01/15/28	724,000	732,796
Freddie Mac 2209 TC, 8.00%, 01/15/30	309,462	330,345
Freddie Mac 2312 JA, 6.50%, 02/15/30	926	925
Freddie Mac 2316 PB, 6.50%, 09/15/30	266,472	266,398
Freddie Mac 2571 MI (IO), 5.50%, 10/15/23	22,515	116
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	17,805,669	2,201,112
Freddie Mac 2625 (IO), 5.00%, 12/15/31	19,002,978	2,407,284
Freddie Mac 2627 NI (IO), 5.00%, 04/15/29	13,757,029	1,556,268

Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	214,166	39,123
Freddie Mac 2845 PI, 5.50%, 02/15/32	183,822	18,828
Freddie Mac Gold A24156, 6.50%, 10/01/31	5,705,607	5,860,736
Freddie Mac Gold C46104, 6.50%, 09/01/29	215,113	221,422
Freddie Mac Gold C55789, 7.50%, 10/01/27	81,286	85,565
Freddie Mac Gold C90573, 6.50%, 08/01/22	1,044,659	1,078,729
Freddie Mac Gold G01601, 4.00%, 09/01/33	265,104	241,607
Freddie Mac Gold G01611, 4.00%, 09/01/33	98,347	89,630
Freddie Mac Gold G01673, 5.50%, 04/25/34	4,533,512	4,497,753
Freddie Mac Gold G11707, 6.00%, 03/01/20	13,604,336	13,890,985
Freddie Mac Gold P50019, 7.00%, 07/01/24	1,580,403	1,628,063
Government National Mortgage Association 2000-22 SG (IO), 6.43%, 05/16/30[7]	5,279,273	899,133
Government National Mortgage Association 2001-2 PB, 7.00%, 07/20/30	175,165	175,470
Government National Mortgage Association 2002-69 SB (IO), 2.28%, 06/20/28[7]	4,066,927	46,585
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	8,061,735	1,163,682
Government National Mortgage Association Pool 81018, 5.00%, 08/20/34	212,033	214,020

		161,794,106

Total Mortgage-Backed (Cost $369,267,649)		357,840,464

U.S. AGENCY SECURITIES — 0.97%
Foreign Sovereign — 0.97%
Indonesia Aid, 9.30%, 07/01/20	10,987,500	13,727,782

Total U.S. Agency Securities (Cost $14,470,760)		13,727,782

U.S. TREASURY SECURITIES — 26.03%
U.S. Inflation Index Notes — 1.44%
U.S. Treasury Notes,
2.00%, 07/15/14	1,645,000	1,728,795
1.63%, 01/15/15	18,606,000	18,701,114

		20,429,909

U.S. Treasury Bonds — 1.67%
U.S. Treasury Bonds, 6.13%, 11/15/27	19,613,000	23,673,519

U.S. Treasury Notes — 22.92%
U.S. Treasury Notes,
3.38%, 10/15/09	54,313,000	52,465,109
5.00%, 08/15/11	115,271,000	119,012,812
4.25% 11/15/14[11]	69,305,000	68,519,913
U.S. Treasury Note (PO), 4.32%, 08/15/09	98,140,000	83,955,139

		323,952,973

Total U.S. Treasury Securities (Cost $368,347,962)		381,784,183

Total Bonds (Cost 1,290,417,524)		1,239,468,443

	Shares
PREFERRED STOCK — 0.36%
Finance — 0.36%
Woodbourne Pass-Through Trust, 4.27%, 12/31/49[4]	50	5,007,814

Total Preferred Stock (Cost $5,000,000)		5,007,814

	Principal Amount
SHORT TERM INVESTMENTS — 15.26%
Commercial Paper — 9.38%
Alcoa , Inc.,
4.32%[5], 01/09/06	$2,700,000	2,698,060
4.41%[5], 02/17/06	25,000,000	24,863,125
4.39%[5], 02/17/06	160,000	159,128
Chariot Funding Corp., 4.31%[5], 01/27/06	2,260,000	2,253,521
CIT Financial Corp., 4.43%[5], 03/06/06	12,500,000	12,405,815
CRC Funding Corp., 4.30%[5], 01/04/06	4,350,000	4,349,481
Daimler Chrysler NA Holding Corp.,
4.48%[5], 01/12/06	27,000,000	26,969,827
4.47%[5], 01/13/06	6,225,000	6,217,305
General Electric Credit Corp., 4.27%[5], 01/18/06	16,130,000	16,101,369
Kitty Hawk Funding Corp., 4.32%[5], 01/23/06	2,960,000	2,952,929
National Rural Utility,
4.30%[5], 01/19/06	18,306,000	18,271,178
4.32%[5], 01/26/06	12,345,000	12,311,085
Park Ave Receivables Corp., 4.33%[5], 01/23/06	3,075,000	3,067,637

		132,620,460

Money Market RIC — 1.67%
J.P. Morgan Institutional Prime Money Market	23,598,000	23,598,000

U.S. Agency Discount Notes — 4.21%
Fannie Mae,
4.36%[5], 03/17/06[11]	73,000	72,373
4.36%[5], 03/22/06	60,000,000	59,449,440

		59,521,813

Total Short Term Investments (Cost $215,730,418)		215,740,273
Total Investments — 103.29% (Cost $1,499,323,415)[1]		1,460,216,530

Liabilities Less cash and Other Assets — (3.29)%		(46,455,464)

Net Assets — 100.00%		$1,413,761,066

WRITTEN CALL OPTIONS

Contracts (000’s)		Exercise Price	Proceeds	Market Value
28,256	News America, Inc. Expire February 2006	$59.525	$—	$(11,868)

	Total Written Call Options		$—	$(11,868)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized (Depreciation )
124	U.S. Treasury Five Year Note, March 2006	$(48,422)

	Net unrealized (depreciation)	$(48,422)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation
2,224	U.S. Treasury Two Year Note, March 2006	$119,938

	Net unrealized appreciation	$119,938

SWAPS: INTEREST RATE

Notional Amount (000’s)		Unrealized Appreciation
16,791	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/08/06	$202,596

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation )
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 6.08% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	$(2,367)
1,006	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 7.88% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(13,026)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 6.53% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(4,912)
1,006	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 6.33% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(3,068)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.18% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(2,409)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.58% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(2,409)
1,676	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 7.38% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(4,016)
1,676	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 6.53% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(4,016)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 6.08% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(3,009)
1,006	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.48% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(5,845)
1,006	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 6.63% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(4,580)

1,006	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 6.78% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(7,432)
1,006	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 6.33% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(5,391)
1,006	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 6.63% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(5,530)
1,676	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 7.08% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(4,168)
1,006	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 6.23% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(2,232)
30,000	Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par in the event of default of the Dow Jomes CDX series 5, 0.45% due 12/20/10. Counterparty: Bear Stearns Co. Expire 12/20/010	(70,700)

	Net unrealized (depreciation)	$(145,110)

Notes:

[1]	Cost for Federal income tax purposes is $1,511,147,942 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$42,949,840
Gross unrealized depreciation	(82,056,725)

Net unrealized (depreciation)	$(39,106,885)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities Backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144 of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2005 was $217,556,719 representing 15.39% of total assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at December 31, 2005.
[8]	Non-income producing security
[9]	Securities, or a portion there of, pledged as collateral with a value of $16,741,680 for options.
[10]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees.

Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
08/07/03	Calpine CCFC I Term Loan, 7.50%, 08/26/09	13,126,183.10	13,297,286	0.94%
02/25/05	Charter Communications Co. Term Loan A, 5.75%, 04/27/10	4,996,411.82	4,996,134	0.35%
07/05/05	Northwest Air Term Loan, 8.33%, 11/19/09	3,786,340.53	4,034,284	0.29%

		$21,908,935	$22,327,704	1.58%

[11]	Securities, or a portion there of, pledged as collateral with a value of $797,070 on 124 short U.S. Treasury Note and 2,224 long U.S. Treasury Note futures contracts expiring March 2006.
*	The aggregate value of fair valued securities is $144,116,298, which is 10.19% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO) : Interest only

(MTN): Medium term note

(PO): Principal only

(TBA): To be announced

See accompanying notes to portfolio of investments

High Yield Bond Fund

Schedule of Portfolio Investments

December 30, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 93.07%
ASSET-BACKED SECURITIES — 0.57%[3]
HPSC Equipment Receivables LLC 2003-1A F, 13.95%, 07/20/11[4]	385,925	392,949

Total Asset-Backed Securities (Cost $382,249)		392,949

CORPORATES — 90.58%[2]
Automotive — 7.03%
Cooper Standard Automotive, Inc. 8.38%, 12/15/14	250,000	191,250
Dana Corp.
7.00%, 03/01/29	325,000	234,812
7.00%, 03/15/28	125,000	90,312
Ford Motor Co., 7.13%, 11/15/25	1,000,000	655,000
General Motors Acceptance Corp., 8.00%, 11/01/31	2,010,000	1,930,442
General Motors Corp.,
7.70%, 04/15/16	376,000	245,340
8.25%, 07/15/23	384,000	248,640
Goodyear Tire & Rubber Co., 9.00%, 07/01/15[4]	350,000	346,500
Navistar International Corp., 7.50%, 06/15/11	750,000	718,125
Tenneco Inc., 8.63%, 11/15/14	225,000	213,750

		4,874,171

Basic Industry — 10.91%
Borden US Finance Corp./Nova Scotia Finance Ulc, 8.90%, 07/15/10[4,6]	627,000	633,270
Century Aluminum Co., 7.50%, 08/15/14	525,000	519,750
Equistar Chemicals LP/Equistar Funding Corp., 10.63%, 05/01/11	750,000	828,750
Freeport - McMoRan Cooper & Gold, Inc., 10.13%, 02/01/10	700,000	772,625
Huntsman LLC, 11.40%, 07/15/11[6]	500,000	532,500
Murray Bank Loan, 10.48%, 01/31/11[5,9]	992,500	1,022,275
Nalco Co, 7.75%, 11/15/11	375,000	387,188
Nalco Term Loan, 6.46%, 11/04/10[9]	1,000,000	1,014,188
NewPage Corp., 10.50%, 05/01/12[6]	350,000	348,250
Peabody Energy Corp, 5.88%, 04/15/16	300,000	293,625
Steel Dynamics, Inc.,
9.50%, 03/15/09	575,000	608,063
9.50%, 03/15/09	100,000	105,750
UCAR Finance Inc., 10.25%, 02/15/12	475,000	504,094

		7,570,328

Capital Goods — 6.46%
Ainsworth Lumber Co. Ltd., 8.28%, 10/01/10[6]	450,000	441,000
Allied Waste North America Inc., 8.88%, 04/01/08	820,000	869,200
BE Aerospace, Inc., 8.00%, 03/01/08	300,000	301,500
Columbus McKinnon Corp.,
10.00%, 08/01/10	332,000	369,350
8.86%, 11/01/13[4]	100,000	104,500
Crown Americas Inc., 7.75%, 11/15/15[4]	225,000	234,000
Graham Packaging Co., 9.88%, 10/15/14	425,000	416,500
L-3 Communications Corp,
5.88%, 01/15/15	500,000	487,500
6.38%, 10/15/15[4]	375,000	375,937
United Rentals North America Inc, 7.75%, 11/15/13	900,000	882,000

		4,481,487

Communications — 15.39%
Adelphia Communications,
9.50%, 12/31/05[10]	325,000	315,250
19.09%[7], 01/15/08[10]	775,000	430,125
Airgate PCS, Inc., 7.90%, 10/15/11[6]	350,000	363,125
American Cellular Corp., 10.00%, 08/01/11	525,000	572,250
American Towers Inc., 7.25%, 12/01/11	100,000	104,500
CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	1,000,000	957,500

Centennial Communications Corp.,
10.13%, 06/15/13	250,000	273,125
8.13%, 02/01/14	500,000	510,000
Citizens Communications Co., 7.63%, 08/15/08	250,000	261,875
Directv Holdings LLC, 6.38%, 06/15/15	375,000	368,437
Dobson Cellular Systems Inc., 9.00%, 11/01/11[6]	300,000	313,500
EchoStar DBS Corp, 6.63%, 10/01/14	375,000	361,406
Intelsat Bermuda Ltd, 8.25%, 01/15/13[4]	200,000	203,000
Level 3 Financing Inc. Bank Loan, 9.37%, 12/01/11[9]	1,000,000	1,064,000
MCI Inc.,
5.91%, 05/01/07	250,000	252,500
7.74%, 05/01/14	925,000	1,025,594
Nextel Communications, Inc., 6.88%, 10/31/13	325,000	339,327
PanAmSat Holding Corp., 4.15%[7], 11/01/14	200,000	141,000
PRIMEDIA Inc, 9.72%, 05/15/10[6]	150,000	144,937
Qwest Capital Funding, Inc., 7.75%, 08/15/06	900,000	913,500
Qwest Communications International Inc, 7.84%, 02/15/09[6]	300,000	305,625
Qwest Corp, 8.88%, 03/15/12	200,000	226,500
Rogers Wireless Inc.,
7.62%, 12/15/10[6]	620,000	643,250
8.00%, 12/15/12	550,000	585,063

		10,675,389

Consumer Products — 0.75%
Jostens Holdings Corp., 10.25%, 12/01/13[7]	290,000	216,050
Riddell Bell Holdings Inc., 8.38%, 10/01/12	325,000	303,062

		519,112

Electric — 7.94%
Aquila Inc., 8.00%, 3/01/23	900,000	929,250
Calpine CCFC I Term Loan, 7.50%, 08/26/09[9]	656,600	690,251
Cedar Brakes I LLC, 8.50%, 02/15/14[4]	370,253	408,447
KGEN Partners LLC Term Loan, 5.65%, 08/15/11[9]	995,000	992,513
Midwest Generation LLC, 8.75%, 05/01/34	559,000	618,394
Mission Energy Holding Co., 13.50%, 07/15/08	300,000	349,500
Teco Energy, Inc., 6.25%, 05/01/10[6]	450,000	461,250
Texas Genco LLC/Financing, 6.88%, 12/14/14[4]	975,000	1,060,312

		5,509,917

Energy — 8.59%
Belden & Blake Corp., 8.75%, 07/15/12	500,000	512,500
Charparral Energy Inc., 8.50%, 12/01/15[4]	150,000	156,000
Chesapeake Energy Corp.,
7.75%, 01/15/10	75,000	79,875
7.50%, 06/15/14	150,000	159,750
7.00%, 08/15/14	750,000	780,000
Denbury Resources Inc., 7.50%, 12/15/15	375,000	381,563
Hilcorp Energy I LP/Hilcorp Finance Co.,
10.50%, 09/01/10[4]	487,000	541,788
7.75%, 11/01/15[4]	750,000	766,875
Massey Energy Co., 6.88%, 12/15/13[4]	50,000	50,687
Parker Drilling Co., 9.16%, 09/01/10[6]	700,000	726,250
Pogo Producing Co., 8.25%, 04/15/11	250,000	262,500
Premcor Refining Group Inc., 7.50%, 06/15/15	600,000	639,973
Pride International Inc., 7.38%, 07/15/14	700,000	754,250
Range Resources Corp., 6.38%, 03/15/15	150,000	147,750

		5,959,761

Entertainment — 0.95%
Intrawest Corp., 7.50%, 10/15/13	650,000	661,375

Finance — 5.42%
Dow Jones CDX HY, 8.75%, 12/29/10[4]	3,465,000	3,486,656
Lehman Brothers Holdings Inc. (MTN), 12.50%, 11/30/10	294,000	275,507

		3,762,163

Food — 0.29%
Del Monte Corp., 6.75%, 02/15/15	162,500	159,250
Land O’ Lakes, Inc., 8.75%, 11/15/11	37,000	39,035

		198,285

Gaming — 3.42%
Herbst Gaming, Inc., 8.13%, 06/01/12	200,000	209,000
MGM Mirage, 6.62%, 07/15/15	50,000	50,125
Penn National Gaming, Inc., 6.75%, 03/01/15	250,000	246,875
Pinnacle Entertainment, Inc., 8.25%, 03/15/12	575,000	597,281
Station Casinos, Inc., 6.88%, 03/01/16	500,000	513,750
Wynn Las Vegas LLC/Wynn Las Vegas Corp., 6.63%, 12/01/14	775,000	757,562

		2,374,593

Health Care — 2.46%
Accellant, Inc., 10.50%, 12/01/13[4]	275,000	283,250
Extendicare Health Services Inc., 9.50%, 07/01/10	100,000	106,625
Fisher Scientific International Inc., 6.13%, 07/01/15[4]	275,000	276,375
Healthsouth Corp., 7.63%, 06/01/12	675,000	688,500
Tenet Healthcare Corp., 9.25%, 02/01/15[4]	350,000	349,125

		1,703,875

Homebuilding — 0.51%
Champion Enterprises, Inc., 7.63%, 05/15/09	350,000	352,625

Insurance — 0.87%
Aon Corp., 8.21%, 01/01/27	500,000	595,535

Natural Gas — 4.22%
El Paso Corp.,
7.65%, 08/16/07[4]	50,000	51,125
7.63%, 09/01/08[4]	150,000	153,000
El Paso Term Loan, 5.09%, 11/22/09[9]	984,000	989,603
Sonat Inc., 7.63%, 07/15/11	225,000	230,063
Targa Resources Term Loan, 6.50%, 10/05/07[9]	1,000,000	1,009,183
Williams Companies Inc., 7.13%, 09/01/11	475,000	495,781

		2,928,755

Pharmaceuticals — 1.25%
Warner Chilcott Bank Loan, 5.43%, 01/04/12[9]	863,170	863,555

Restaurants — 0.33%
Denny’s Corp./Denny’s Holdings Inc., 10.00%, 10/01/12	225,000	229,500

Retail — 1.45%
Neiman Marcus Term Loan B, 6.58%, 03/13/13[9]	1,000,000	1,009,183

Securities Brokerage — 0.99%
Credit Suisse First Boston London,
9.65%, 03/24/10[4]	584,000	520,461
9.65%, 03/24/10[4]	189,000	168,437

		688,898

Services — 1.23%
Corrections Corp. of America, 6.25%, 03/15/13	350,000	348,250
Service Corp. International, 6.50%, 03/15/08	500,000	507,500

		855,750

Technology — 2.45%
Amkor Technology Inc. Bank Loan, 7.35%, 10/27/10[9]	1,000,000	1,026,875
Sungard Data Systems Inc.,
9.13%, 08/15/13[4]	200,000	208,000
10.25%, 08/15/15[4]	50,000	50,250
Xerox Capital Trust I, 8.00%, 02/01/27	400,000	414,000

		1,699,125

Textile — 0.95%
Levi Strauss & Co., 9.28%, 04/01/12[6]	650,000	658,125

Tobacco — 0.86%
RJ Reynolds Tobacco Holdings, 6.50%, 07/15/10[4]	600,000	600,000

Transportation — 5.86%
Air 2 US A, 8.03%, 10/01/20[4]	630,074	614,741
Delta Air Lines, Inc. 2000-1 A2, 7.57%, 05/18/12	185,000	182,395
Delta Air Lines, Inc. 2001-1 A2, 7.11%, 03/18/13	421,000	413,936
Hertz Corp., 8.88%, 01/01/14[4]	175,000	179,156
Horizon Lines LLC, 9.00%, 11/01/12	194,000	205,155
Northwest Airlines Corp. 1999-2 A, 7.58%, 09/01/20	414,243	417,300
Northwest Airlines Corp. Term Loan B, 9.09%, 11/23/10[9]	990,000	1,009,800
United Airlines, Inc. 2000-2 A1, 7.03%, 04/01/12	1,042,294	1,040,991

		4,063,474

Total Corporates (Cost $62,869,950)		62,834,981

MORTGAGE-BACKED — 1.92%[3]
Non Agency Mortgage-Backed—1.15%
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,5]	1,232,548	377,129
Countrywide Alternative Loan Trust 2005-14 4X (IO), 0.92%, 05/25/35[5]	2,277,709	68,174
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.36%, 03/19/35[5]	2,771,445	71,886
Harborview Mortgage Loan Trust 2005-10 X (IO), 1.46%, 11/19/35[5]	2,831,522	87,602
Harborview Mortgage Loan Trust 2005-12 X2A (IO), 0.61%, 10/19/35[5]	12,696,824	138,878
IndyMac INDX Mortgage Loan Trust (IO), 33.22%[7], 12/25/34[5]	1,952,845	54,314

		797,983

U.S. Agency Mortgage-Backed—0.77%
Fannie Mae (IO) 342 2, 6.00%, 09/01/33	522,013	114,484
Fannie Mae 1993-225 SG, 8.87%, 12/25/13[6]	138,342	139,557
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	1,794,203	221,797
Freddie Mac 2696 NI (IO), 5.50%, 03/15/23	1,130,339	39,460
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	142,485	20,567

		535,865

Total Mortgage-Backed (Cost $1,707,596)		1,333,848

Total Bonds (Cost $64,959,795)		64,561,778

	Shares
PREFERED STOCK — 0.19%
HPRT Properties Trust, 9.88%, 02/22/06	5,200	132,236

Total Preferred Stock (Cost $133,952)		132,236

	Principal Amount
SHORT TERM INVESTMENTS — 5.68%
Commercial Paper — 5.26%
Kitty Hawk, 4.27%[7], 01/05/06	1,475,000	1,474,652
National Rural Utilities, 4.25%[7], 01/06/06	700,000	699,753
Park Avenue Receivables, 4.27%[7], 01/06/06	1,475,000	1,474,478

		3,648,883

Money Market RIC — 0.37%
J.P. Morgan Institutional Prime Money Market	257,700	257,700

U.S. Agency Discount Notes — 0.05%
Fannie Mae,
4.30%[7], 03/01/06[8]	26,000	25,826
4.36%[7], 03/17/06[8]	6,000	5,948

		31,774

Total Short Term Investments (Cost $3,938,355)		3,938,357

Total Investments — 98.94% (Cost $69,032,102)[1]		68,632,371

Cash and Other Assets, Less Liabilities-- 1.06%		738,323

Net Assets — 100.00%		$69,370,694

WRITTEN PUT OPTIONS

Contracts		Exercise Price	Proceeds	Market Value
212	General Motors Corp. Expire January 2007	$20.00	$138,436	$152,640

	Total Written Put Options		$138,436	$152,640

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized (Depreciation )
13	U.S. Treasury Thirty Year Bond, March 2006	$(28,711)

	Net unrealized (depreciation)	$(28,711)

FUTURES CONTRACTS: LONG POSITIONS

Contracts		Unrealized Appreciation
96	U.S. Treasury Two Year Note, March 2006	$3,500
9	U.S. Treasury Five Year Note, March 2006	5,695

	Net unrealized appreciation	$9,195

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,000	Pay a fixed rate equal to 1.05% and the Fund will receive from the counterparty at par in the event of default of the AOC Corp., 7.38% due 12/14/12. Counterparty: J.P.Morgan Chase & Co. Expire 06/20/10	$(8,585)
1,000	Pay a fixed rate equal to 3.95% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 3.95% due 12/20/10. Counterparty: Bear Stearns & Co. Expire 12/20/10	(11,370)
1,000	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 2.00% due 12/20/10. Counterparty: Deutsche Bank AG Expire 12/20/10	(4,157)
1,000	Pay a fixed rate equal to 0.85% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 0.85% due 12/20/10. Counterparty: Deutsche Bank AG Expire 12/20/10	(758)
1,000	Pay a fixed rate equal to 3.40% and the Fund will receive from the counterparty at par in the event of default of the CSC Holdings, Inc., 7.63% due 04/01/11. Counterparty: Deutsche Bank AG Expire 12/20/10	(3,689)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 6.08% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	(97)
41	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 7.88% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(532)
41	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 6.53% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(201)
41	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 6.33% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(125)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.18% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(99)
41	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.58% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(99)

69	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 7.38% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(164)
69	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 6.53% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(164)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 6.08% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(123)
41	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.48% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(239)
41	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 6.63% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(187)
41	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 6.78% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(304)
41	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 6.33% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(220)
69	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 6.63% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(226)
41	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 7.08% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(170)
41	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 6.23% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(91)

	Net unrealized (depreciation)	$(31,601)

Notes:

[1]	Cost for Federal income tax purposes is $68,235,652. and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	1,387,081
Gross unrealized depreciation	(1,786,812)

Net unrealized (depreciation)	$(399,731)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2005 was $12,591,970 representing 18.15% of total net assets.
[5]	Illiquid Security
[6]	Floating rate security. The rate disclosed is that in effect at December 31, 2005.
[7]	Represents annualized yield at date of purchase.
[8]	Securities, or a portion there of, pledged as collateral with a value of $31,774 on 13 short U.S. Treasury Note and 105 long U.S. Treasury Bond futures contracts expiring March 2006.
[9]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees.

Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
02/17/05	Amkor Technology Inc. Bank Loan, 8.33%, 10/27/10	$1,037,210	$1,026,875	1.48%
08/07/03	Calpine CCFC I Term Loan, 7.50%, 08/26/09	687,357	690,251	1.00%
11/19/04	El Paso Term Loan, 6.44%, 11/22/09	984,000	989,603	1.43%
03/14/05	KGEN Partners LLC Term Loan, 6.12%, 08/15/11	995,000	992,513	1.43%
11/17/04	Level 3 Financing Inc. Bank Loan, 9.92%, 12/01/11	1,000,000	1,064,000	1.53%
02/03/05	Murray Bank Loan, 11.13%, 01/31/11	1,035,879	1,022,275	1.47%
12/07/05	Nalco Term Loan, 6.46%, 11/04/10	1,013,650	1,014,188	1.46%
10/14/05	Neiman Marcus Term Loan B, 6.58%, 03/13/13	1,007,346	1,009,183	1.45%
11/19/04	Northwest Airlines, Corp. Term Loan B, 9.83%, 11/23/10	990,000	1,009,800	1.46%
10/31/05	Targa Resources Term Loan, 6.50%, 10/05/07	1,000,000	1,009,183	1.45%
01/19/05	Warner Chilcott Bank Loan, 5.34%, 01/04/12	863,170	863,555	1.24%

		$10,613,611	$10,691,426	15.39%

[10]	Non-income producing.
*	The aggregate value of fair valued securities is $838,252, which is 1.21% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest only

(MTN): Medium term note

See accompanying notes to portfolio of investments

Strategic Income Fund

Schedule of Portfolio Investments

December 31, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 83.30%
Asset-Backed Securities — 37.08%[3]
ABFS Mortgage Loan Trust 2002-1 A5, 6.51%, 12/15/32	$610,000	$618,463
ABFS Mortgage Loan Trust 2002-2
A5, 6.41%, 07/15/33	16,957	17,227
A7, 5.22%, 07/15/33	85,353	84,709
ABFS Mortgage Loan Trust 2003-2 AIO (IO), 3.50%, 04/25/06[4,6]	266,744	2,465
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 2M2, 5.78%, 11/25/31[7]	210,039	210,759
CIT Group Home Equity Loan Trust 2002-1 MV2, 5.63%, 08/25/30[7]	1,500,000	1,511,266
Conseco Finance 2001-A IIB1, 10.30%, 03/15/32	530,000	544,313
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	1,357,237	1,358,866
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	180,643	181,323
Conseco Finance Securitizations Corp. 2001-1 AIO (IO), 2.50%, 07/01/32[6]	941,333	20,024
Conseco Finance Securitizations Corp. 2001-4 AIO (IO), 2.50%, 09/01/33[6]	862,500	25,018
Conseco Finance Securitizations Corp. 2002-1 A, 6.68%, 12/01/33	355,489	360,710
Conseco Finance Securitizations Corp. 2002-2 AIO (IO), 8.50%, 03/01/33[6]	280,663	71,888
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 6.08%, 03/25/32[7]	813,049	818,379
Deutsche Financial Capital Securitization LLC 1997-I A3, 6.75%, 09/15/27	195,838	198,378
Finance America Mortgage Loan Trust 2004-1 2A2, 4.87%, 06/25/34[7]	4,000,000	4,002,481
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4, 4.92%, 10/25/34[7]	4,000,000	4,047,458
FMAC Loan Receivables Trust 1998-CA A2, 6.66%, 01/15/12[4]	84,744	82,226
GGP Mall Properties Trust 2001-C1A D3, 6.62%, 02/15/14[4,7]	136,125	136,221
Green Tree Financial Corp. 1996-8 A6, 7.60%, 10/15/27	128,773	134,441
Green Tree Financial Corp. 1996-10 M1, 7.24%, 11/15/28	2,700,000	2,560,769
Green Tree Financial Corp. 1998-2 A6, 6.81%, 12/01/27[10]	1,506,746	1,534,329
Green Tree Financial Corp. 1998-4
A5, 6.18%, 04/01/30	3,093,742	3,049,356
A7, 6.87%, 04/01/30	1,302,220	1,320,545
Green Tree Financial Corp. 1998-6
A6, 6.27%, 06/01/30	16,270	16,334
A8, 6.66%, 06/01/30	1,500,000	1,473,137
Green Tree Financial Corp. 1999-1 A5, 6.11%, 09/01/23	94,064	94,605
Green Tree Financial Corp. 1999-5
A4, 7.33%, 03/01/30	64,339	65,003
A5, 7.86%, 03/01/30	202,000	179,509
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	292,305	289,285
Green Tree Home Improvement Loan Trust 1995-D B2, 7.45%, 09/15/25	534,174	535,014
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	86,873	84,957
Green Tree Recreational, Equipment & Consumer Trust 1996-C CTFS, 7.65%, 10/15/17	81,597	75,007
GSR Mortgage Loan Trust 2005-HEL1 B1, 7.38%, 11/25/30[7]	2,491,000	2,080,110
Home Equity Asset Trust 2003-6N A, 6.50%, 03/27/34[4]	2,528	2,511
Household Home Equity Loan Trust 2004-1 A, 4.72%, 09/20/33[7]	1,946,351	1,953,212
IndyMac Manufactured Housing Contract 1997-1
A3, 6.61%, 02/25/28	3,182,280	3,081,848
A4, 6.75%, 02/25/28	842,637	822,546
IndyMac Manufactured Housing Contract 1998-1
A4, 6.49%, 09/25/28	413,004	383,965
A5, 6.96%, 09/25/28	1,475,014	1,393,428
IndyMac Manufactured Housing Contract 1998-2
A2, 6.17%, 12/25/11	426,625	415,325
A4, 6.64%, 12/25/27	908,164	888,709
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C, 4.96%, 08/25/35[7]	4,000,000	4,029,864
Mid-State Trust 2004-1 B, 8.90%, 08/15/37	2,167,938	2,287,943
Mid-State Trust 6 A4, 7.79%, 07/01/35	86,154	89,859
Mid-State Trust 11 B, 8.22%, 07/15/38	26,454	26,435
Morgan Stanley ABS Capital I 2004-HE5 A4, 4.91%, 06/25/34[7]	3,000,000	3,014,432
New Century Home Equity Loan Trust 2004-4 A3, 4.52%, 02/25/35[7]	88,030	88,069
New South Home Equity Trust 1999-1 A4, 6.75%, 03/25/26	39,310	39,249
Oakwood Mortgage Investors Inc., 1998-A A4, 6.20%, 05/15/28	8,871	8,862
Oakwood Mortgage Investors Inc. 1998-B A4, 6.35%, 03/15/17	489,721	492,624
Oakwood Mortgage Investors Inc. 1999-A A2, 5.89%, 04/15/29	532,942	508,145
Oakwood Mortgage Investors Inc. 2000-D A2, 6.74%, 07/15/18	63,336	63,367
Oakwood Mortgage Investors Inc. 2001-D
A2, 5.26%, 01/15/19	266,845	194,500
A3, 5.90%, 09/15/22	15,896	12,129
A4, 6.93%, 09/15/31	882,909	691,757

Oakwood Mortgage Investors Inc. 2002-A AIO (IO), 6.00%, 02/15/10[6]	314,176	52,342
Oakwood Mortgage Investors Inc. 2002-B
A2, 5.19%, 09/15/19	450,071	378,761
AIO (IO), 6.00%, 05/15/10[6]	3,299,276	539,484
Pamco CLO 1998-1A B2, 5.06%, 05/01/10[4,7]	2,500,000	2,348,500
Park Place Securities NIM Trust 2004-WHQ2 A, 4.00%, 02/25/35[4]	933,406	931,558
Renaissance NIM Trust 2005-2 N, 5.19%, 07/25/35[4,7]	1,346,192	1,345,351
Specialty Underwriting & Residential Finance 2004-BC4 A2C, 4.87%, 10/25/35[7]	3,000,000	3,027,519
Terwin Mortgage Trust 2003-3SL AX (IO), 12.00%, 10/25/23[4,6]	338,667	6,097
Terwin Mortgage Trust 2003-5SL AX (IO), 10.00%, 10/25/34[6]	159,914	4,551
Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/34[4,6]	2,220,002	143,721
Terwin Mortgage Trust 2004-1HE A1, 4.89%, 02/25/34[4,7]	155,623	155,893
Terwin Mortgage Trust 2004-2SL AX (IO), 10.25%, 02/25/34[4,6]	1,950,001	114,229
Terwin Mortgage Trust 2004-6SL AX (IO), 8.00%, 06/25/34[4,6]	12,224,240	830,111
Terwin Mortgage Trust 2004-7HE A1, 4.93%, 07/25/34[4,7]	887,272	887,820
Terwin Mortgage Trust 2005-11
1A1A, 4.50%, 10/25/35[4]	2,044,465	2,030,972
1M2, 4.50%, 11/25/36[4]	3,500,000	3,267,814
Terwin Mortgage Trust 2005-P1 A, 0.00%, 11/25/35[6,11]	570	1,617,034
Terwin Mortgage Trust 2005-13SL P, 0.00%, 09/25/33 [4,6]	1,000	3,505,000
UCFC Home Equity Loan 1998-D BF1, 8.97%, 04/15/30	585	602

Total Asset-Backed Securities (Cost $69,093,182)		69,460,713

CORPORATES — 29.71%[2]
Automotive — 5.15%
Ford Motor Credit Co., 4.95%, 01/15/08	5,000,000	4,482,045
General Motors Corp.,
6.38%, 05/01/08	11,480,000	2,640,400
7.70%, 04/15/16	1,200,000	897,000
8.25%, 07/15/23	1,230,000	802,575
4.75%[5], 03/15/36	1,270,000	822,325

		9,644,345

Banking — 1.38%
Credit Suisse First Boston London,
9.65%, 03/24/10[4,7]	1,063,000	947,346
9.65%, 03/24/10[4,7,10]	1,832,000	1,632,678

		2,580,024

Basic Industry — 1.91%
Barrick Gold Finance Co., 5.80%, 11/15/34	667,000	651,090
Methanex Corp., 6.00%, 08/15/15	3,000,000	2,920,668

		3,571,758

Communications — 1.62%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.62%, 12/15/10[7]	2,000,000	1,965,000
Level 3 Financing Inc. Bank Loan, 9.92%, 12/01/11[7]	1,000,000	1,064,000

		3,029,000

Electric — 1.42%
Power Contract Financing LLC, 5.20%, 02/01/06[4]	488,450	488,561
Texas Genco LLC/Financing, 6.88%, 12/15/14[4]	2,000,000	2,175,000

		2,663,561

Finance — 1.57%
Lehman Brothers Holdings Inc. (MTN), 12.50%, 11/30/10	809,000	758,114
Residential Capital Corp., 5.90%, 06/29/07[7]	2,175,000	2,181,303

		2,939,417

Insurance — 3.60%
Fairfax Financial Holdings Ltd., 7.75%, 04/26/12	625,000	586,301
Farmers Exchange Capital, 7.05%, 07/15/28[4]	1,000,000	1,060,759
GE Global Insurance Holding Corp., 7.00%, 02/15/26[10]	2,000,000	2,254,650
Nationwide Mutual Insurance Co., 6.60%, 04/15/34[4]	1,000,000	1,009,493
Zurich Capital Trust I, 8.38%, 06/01/37[4]	1,700,000	1,840,452

		6,751,655

Real Estate Investment Trust (REIT) — 0.88%
Healthcare Property Investors, Inc., 7.07%, 06/08/15[10]	500,000	547,132
Shurgard Storage Centers, Inc., 7.75%, 02/22/11	1,000,000	1,096,373

		1,643,505

Secured Assets — 0.48%
Ingress I Ltd. B-A, 7.38%, 03/30/40[4]	1,000,000	905,313

Transportation — 11.70%
Air 2 US
A, 8.03%, 10/01/20[4]	3,861,091	3,767,131
C, 10.13%, 10/01/20[4,6]	1,949,412	478,824
American Airlines, Inc. 1999-1
A1, 6.86%, 10/15/10	42,860	43,632
A2, 7.02%, 04/15/11[10]	10,000	10,321
American Airlines, Inc. 2001-2 A1, 6.98%, 10/01/12	105,143	108,463
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	1,155,308	1,075,060
Continental Airlines, Inc. 1997-2 A, 7.15%, 12/30/08	4,712,932	4,453,721
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	952,961	918,570
Delta Air Lines, Inc. 2000-1
A1, 7.38%, 11/18/11	15,290	15,184
A2, 7.57%, 05/18/12	100,000	98,592
Delta Air Lines, Inc. 2001-1
A2, 7.11%, 03/18/13	50,000	49,161
A1, 6.62%, 09/18/12	12,670	12,476
JetBlue Airways Corp.2004-2 G1, 4.72%, 02/15/18[7]	2,000,000	1,973,390
Northwest Airlines Corp. 1999-2 A, 7.58%, 09/01/20	1,665,257	1,677,545
Northwest Airlines Inc. 2001-1 A1, 7.04%, 10/01/23	2,424,307	2,344,876
Northwest Airlines Corp. Term Loan B, 11.06%, 11/23/10[7]	990,000	1,009,800
NWA Trust
A, 8.26%, 03/10/06	22,100	21,299
A, 9.25%, 06/21/14	136,938	137,966
United Air Lines, Inc. 2000-2
A1, 7.03%, 04/01/12	744,495	743,565
A2, 7.19%, 10/01/12	2,987,534	2,991,268

		21,930,844

Total Corporates (Cost $57,214,783)		55,659,422

MORTGAGE-BACKED — 16.51%[3]
Commercial Mortgage-Backed — 0.57%
Structured Asset Securities Corp. 1996-CFL H, 7.75%, 02/25/28	1,000,000	1,067,166

Non-Agency Mortgage-Backed — 4.23%
Banco De Credito y Securitizacion SA 2001-1 AF, 2.67%, 05/31/10[4,6]	2,659,599	813,771
BHN Mortgage Fund 2000-1 AF, 8.00%, 03/31/11[4,6]	46,914	14,354
Countrywide Alternative Loan Trust 2005-14 4X, 0.91%, 05/25/35[6,7]	8,339,920	249,622
Countrywide Alternative Loan Trust 2005-59 2X, 1.52%, 11/20/35[6,7]	11,009,752	440,390
Deutsche Mortgage Securities, Inc. 2004-4 1AIO (IO), 3.50%, 05/25/06[6,7]	15,000,000	144,594
DLJ Mortgage Acceptance Corp. 1995-Q7 SA (IO), 3.00%, 11/25/25[6,7]	327,843	413
Harborview Management Loan Trust 2005-12 X2A, 0.61%, 10/19/35[6,7]	49,383,602	540,158
Harborview Mortgage Loan Trust 2005-1 X, 1.36%, 03/19/35[6,7]	17,505,556	454,059
Harborview Mortgage Loan Trust 2005-10 X, 1.46%, 11/19/35[6,7]	24,659,889	762,928
IndyMac INDX Mortgage Loan Trust 2004-AR5 2A1B, 4.78%, 08/25/34[7]	2,928,017	2,928,612
IndyMac INDX Mortgage Loan Trust 2004-AR12 AX2, 0.00%, 12/25/34[6,7]	7,526,463	209,334
Terwin Mortgage Trust 2005-5SL B4, 6.00%, 05/25/35[4]	1,000,000	971,646
Washington Mutual MSC Mortgage Pass-Through 2003-MS9 1A, 7.00%, 12/25/33	386,724	395,675

		7,925,556

U.S. Agency Mortgage-Backed — 11.71%
Fannie Mae 1993-80 S, 5.49%, 05/25/23[7]	40,083	38,839
Fannie Mae 1997-44 SB (IO), 3.81%, 06/25/08[7]	254,824	9,830
Fannie Mae 2000-45 SA, 3.58%, 12/18/30[7]	6,001,255	384,664
Fannie Mae 2001-31 SA, 8.33%, 11/25/17[7]	852,728	862,621
Fannie Mae 2001-42 SB, 8.50%, 09/25/31[7]	4,691	5,138
Fannie Mae 2003-107 SQ (IO), 3.27%, 05/25/33[7]	1,096,147	64,267
Fannie Mae 2003-124
IO (IO), 5.25%, 03/25/31	3,860,591	237,362
TS, 9.80%, 01/25/34	97,746	109,959
Fannie Mae 2003-26 PI (IO), 5.50%, 11/25/32	2,174,076	383,765

Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	4,090,579	686,656
Fannie Mae 2003-67 IH (IO), 5.00%, 01/25/25	2,000,000	142,490
Fannie Mae 2003-85 IP (IO), 5.50%, 12/25/28	135,000	24,550
Fannie Mae Strip 342 2 (IO), 6.00%, 09/01/33	829,628	181,948
Fannie Mae Pool 555312, 4.65%, 01/01/33[7]	2,516,935	2,524,273
Fannie Mae Pool 735575, 5.50%, 12/01/18	5,088,764	5,127,659
Fannie Mae 2005-47 SL, 7.50%, 06/25/35[7]	2,650,528	2,652,845
Freddie Mac 1602 SN, 10.09%, 10/15/23[7]	14,590	16,517
Freddie Mac 2451 SP, 7.33%, 05/15/09[7]	18,049	17,626
Freddie Mac 2527 TI (IO), 6.00%, 02/15/32	1,369,411	224,525
Freddie Mac 2561 BX (IO), 5.00%, 05/15/17	3,007,436	366,947
Freddie Mac 2587 IH (IO), 5.00%, 08/15/25	2,058,130	194,968
Freddie Mac 2595 HY (IO), 5.50%, 03/15/23	238,799	47,251
Freddie Mac 2596 IJ (IO), 5.00%, 01/15/17	1,302,135	139,116
Freddie Mac 2603 LI (IO), 5.50%, 09/15/28	2,153,043	266,156
Freddie Mac 2621 IJ (IO), 5.50%, 12/15/26	1,632,897	162,257
Freddie Mac 2625 (IO), 5.00%, 12/15/31	315,479	39,965
Freddie Mac 2642 BW (IO), 5.00%, 06/15/23	261,355	47,744
Freddie Mac 2657 LX (IO), 6.00%, 05/15/18	1,831,011	305,364
Freddie Mac 2692 EI (IO), 5.50%, 08/15/33	369,267	90,690
Freddie Mac 2764
CT, 7.50%, 03/15/34[7]	497,420	484,645
SH, 7.50%, 03/15/34[7]	559,575	567,984
Freddie Mac 2827 JT, 8.50%, 12/15/32[7]	306,154	315,352
Freddie Mac 2835 IB (IO), 5.50%, 01/15/19	2,000,000	120,729
Freddie Mac 2856 ST, 7.00%, 09/15/23[7]	801,896	799,390
Freddie Mac Pool 1B0202, 5.44%, 01/01/32[7]	2,519,633	2,531,903
Freddie Mac Pool 390381, 4.22%, 02/01/37[7]	308,029	309,571
Government National Mortgage Association 2001-31 SJ, 12.71%, 02/20/31[7]	210,559	235,599
Government National Mortgage Association 2003-28 LI (IO), 5.50%, 02/20/32	395,396	57,074
Government National Mortgage Association 2003-58 IG (IO), 5.50%, 05/17/29	200,000	30,779
Government National Mortgage Association 2004-34 IA (IO), 5.50%, 12/20/31	1,088,090	100,160
Government National Mortgage Association 2004-69 SG, 7.00%, 08/16/33[7]	208,977	206,693
Government National Mortgage Association 2004-8 SE, 5.54%, 11/26/23[7]	831,500	811,898

		21,927,769

Total Mortgage-Backed (Cost $31,316,204)		30,920,491

Total Bonds (Cost $157,624,169)		156,040,626

	Shares
EQUITIES — 0.91%
Automotive — 0.08%
Corts Trust For Ford Motor Co. (PFD), 8.00%, 07/16/31	700	11,214
Preferred Plus Trust Ford Motor Co. (PFD), 8.25%, 07/16/31	8,100	134,784

		145,998

Banking — 0.05%
Corp-Backed Trust Certificates Keycorp Institutional Capital B (PFD), 8.25%, 12/15/26	3,647	91,576

Communications — 0.69%
Corts Trust US West Communications (PFD), 7.50%, 11/15/43	7,118	165,849
Preferred Plus Trust Qwest Capital Funding (PFD),
8.00%, 02/15/31	19,500	457,275
7.75%, 02/15/31	9,650	219,055
Preferred Plus Trust Verizon Global Funding Corp. (PFD), 7.63%, 12/01/30	6,100	156,130
Preferred Plus Trust Citizens Communications Co. (PFD), 8.38%, 10/01/46	12,100	298,265

		1,296,574

Insurance — 0.09%
Corp-Backed Trust Certificates MBNA Capital A (PFD), 8.80%, 12/01/26	6,425	162,360

Total Equities (Cost $1,759,144)		1,696,508

	Principal Amount
SHORT TERM INVESTMENTS — 15.49%
Commercial Paper — 14.33%
Alcoa, Inc., 4.32%[5], 01/09/06	$3,460,000	3,457,515
Citigroup Funding Inc., 4.29%[5], 01/27/06	4,530,000	4,517,105
CRC Funding LLC, 4.30%[5], 01/04/06	2,760,000	2,759,671
DaimlerChrysler NA Holding Corp., 4.51%[5], 01/26/06	4,515,000	4,502,077
General Electric Capital Corp., 4.27%[5], 01/18/06	1,710,000	1,706,972
National Rural Utilities Corp.,
4.32%[5], 01/26/06	2,160,000	2,154,066
4.25%[5], 01/06/06	2,330,000	2,329,179
Park Avenue Receivables, 4.33%[5], 01/23/06	2,830,000	2,823,224
Yorktown, 4.30%[5], 01/10/06	2,600,000	2,597,831

		26,847,640

Money Market RIC — 1.07%
J.P. Morgan Institutional Prime Money Market	2,001,700	2,001,700

U.S. Agency Discount Notes — 0.09%
Fannie Mae, 4.30%[5], 03/01/06[9]	169,000	167,867

Total Short Term Investments (Cost $29,017,199)		29,017,207

Total Investments — 99.70% (Cost $188,400,512)[1]		186,754,341

Cash and Other Assets, Less Liabilities — 0.30%		566,623

Net Assets — 100.00%		$187,320,964

SECURITIES SOLD SHORT

	Shares	Proceeds	Market Value
Equities — 1.08%
AMR Corp.[8]	16,100	$171,769	$357,903
Continental Airlines, Inc., Cl. B8	78,390	931,102	1,669,707

Total Securities Sold Short		$1,102,871	$2,027,610

WRITTEN PUT OPTIONS

Contracts		Exercise Price	Proceeds	Market Value
450	General Motors Corp. Expire January 2007	$35.00	$496,350	$785,250
400	General Motors Corp. Expire January 2007	$40.00	$789,200	$872,000
200	General Motors Corp. Expire January 2008	$30.00	$234,600	$308,000

	Total Written Put Options		$1,520,150	$1,965,250

PURCHASED PUT OPTIONS :

Contracts		Exercise Price	Proceeds	Market Value
2,500	General Motors Corp. Expire January 2007	$2.50	$(34,999)	$(87,500)
2,250	General Motors Corp. Expire January 2007	$7.50	$(194,617)	$(405,000)
2,990	General Motors Corp. Expire January 2008	$7.50	$(403,913)	$(822,250)

	Total Purchased Put Options		$(633,529)	$(1,314,750)

FUTURES CONTRACTS: SHORT POSITIONS

Contracts		Unrealized (Depreciation)
14	U.S. Treasury Two Year Note Futures, March 2006	(92,836)
239	U.S. Treasury Five Year Note Futures, March 2006	(891)
44	U.S. Treasury Ten Year Note Futures, March 2006	(43,312)
10	U.S. Treasury Thirty Year Bond Futures, March 2006	(6,820)

	Net unrealized (depreciation)	$(51,023)

SWAPS: CREDIT DEFAULT (PURCHASED)

Notional Amount (000’s)		Unrealized (Depreciation)
1,000	Pay a fixed rate equal to 0.85% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 0.85% due 12/10/20. Counterparty: Deutsche Bank AG Expire 12/20/10	(537)
1,980	Pay a fixed rate equal to 3.95% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 0.99% due 12/10/20. Counterparty: Bear Stearns Co. Expire 12/20/10	(22,557)
7,750	Pay a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 0.45% due 12/10/20. Counterparty: Bear Stearns Co. Expire 12/20/10	(18,266)
1,485	Pay a fixed rate equal to 3.95% and the Fund will receive from the counterparty at par in the event of default of the Dow Jones CDX Series 5, 3.95% due 12/10/20. Counterparty: Citigroup Inc. Expire 12/20/10	(11,041)
5,000	Pay a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par in the event of default of the Ford Motor Credit Co., 7.38% due 10/28/09. Counterparty: Merrill Lynch & Co., Inc. Expire 03/20/06	47,288

1,000	Pay a fixed rate equal to 1.17% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. Counterparty: Deutsche Bank AG Expire 12/20/09	(346)
3,500	Pay a fixed rate equal to 1.05% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 04/15/12. Counterparty: Bear Stearns Co. Expire 06/20/10	41,749
2,000	Pay a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par in the event of default of the Sears, Roebuck and Co., 7.00% due 02/01/11. Counterparty: Bear Stearns Co. Expire 03/20/10	689
13,000	Pay a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par in the event of default of the Southwest Airlines, Co., 6.50% due 03/01/12. Counterparty: Deutsche Bank AG. Expire 12/20/09	(154,064)
5,000	Pay a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par in the event of default of the Viacom Inc., 5.63% due 08/15/12. Counterparty: Merrill Lynch & Co., Inc. Expire 09/20/09	(21,257)
1,000	Pay a fixed rate equal to 3.40% and the Fund will receive from the counterparty at par in the event of default of the CSC Holdings, Inc., 7.63% due 04/01/11. Counterparty: Deutsche Bank AG Expire 12/20/10	(3,689)
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Ace Securities Corp. 2004-RM2 B1, 6.08% due 01/25/35. Counterparty: Citigroup Inc. Expire 01/25/35	(488)
207	Pay a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Aegis Asset Backed Securities Trust 2004-5 B3, 7.88% due 12/25/34. Counterparty: Citigroup Inc. Expire 12/25/34	(2,684)
207	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R6 M3, 6.53% due 07/25/34. Counterparty: Citigroup Inc. Expire 07/25/34	(1,012)
5,000	Pay a fixed rate equal to 0.60% and the Fund will receive from the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 M1 3.37% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	(38,990)
207	Pay a fixed rate equal to 1.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the CDC Mortgage Capital Trust 2004-HE3 B2, 6.33% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(632)
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-12 MV8, 6.18% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(497)
207	Pay a fixed rate equal to 2.05% and the Fund will receive the counterparty at par in the event of default of the Countrywide Asset-Backed Certificates 2004-6 M8, 6.58% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(497)
345	Pay a fixed rate equal to 3.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC1 B, 7.38% due 01/25/34. Counterparty: Citigroup Inc. Expire 01/25/34	(827)
345	Pay a fixed rate equal to 2.00% and the Fund will receive from the counterparty at par including interest in the event of default of the Countrywide Asset-Backed Certificates 2004-ECC2 M8, 6.53% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(827)
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B M1, 3.43% due 05/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	(34,145)

207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the GSAMP Trust 2005-HE1 B2, 6.08% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(620)
207	Pay a fixed rate equal to 3.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Equity Asset Trust 2004-8 B3, 7.48% due 03/25/35. Counterparty: Citigroup Inc. Expire 03/25/35	(1,204)
207	Pay a fixed rate equal to 2.03% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Long Beach Mortgage Loan Trust 2004-2 M6, 6.63% due 06/25/34. Counterparty: Citigroup Inc. Expire 06/25/34	(944)
5,000	Pay a fixed rate equal to 0.55% and the Fund will receive from the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 M1, 3.42% due 09/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	(24,985)
207	Pay a fixed rate equal to 2.10% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Mastr Asset Backed Securities Trust 2004-WMC2 M5, 6.78% due 04/25/34. Counterparty: Citigroup Inc. Expire 04/25/34	(1,532)
207	Pay a fixed rate equal to 2.05% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-HE6 B2, 6.33% due 08/25/34. Counterparty: Citigroup Inc. Expire 08/25/34	(1,111)
207	Pay a fixed rate equal to 2.07% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley ABS Capital I 2004-NC5 B2, 6.63% due 05/25/34. Counterparty: Citigroup Inc. Expire 05/25/34	(1,140)
345	Pay a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the New Century Home Equity Loan Trust 2004-4 M9, 7.08% due 02/25/35. Counterparty: Citigroup Inc. Expire 02/25/35	(859)
207	Pay a fixed rate equal to 1.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Residential Asset Securities Corp. 2004-KS10 M5, 6.23% due 11/25/34. Counterparty: Citigroup Inc. Expire 11/25/34	(460)

	Net unrealized (depreciation)	$(255,485)

SWAPS: CREDIT DEFAULT (WRITTEN)

Notional Amount (000’s)		Unrealized Appreciation
5,000	Receive a fixed rate equal to 0.90% and the Fund will pay to the counterparty at par in the event of default of the Ford Motor Credit Co., 6.50% due 07/15/13. Counterparty: Merrill Lynch & Co., Inc. Expire 03/20/06	$(45,633)
10,000	Receive a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par in the event of default of the AmeriQuest Mortgage Securities, Inc. 2004-R7 A4, 3.37% due 08/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	50,060
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Fremont Home Loan Trust 2004-B 2A3, 3.43% due 05/25/24. Counterparty: Deutsche Bank AG Expire 07/25/34	52,810
10,000	Receive a fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of the Long Beach Mortgage Loan Trust 2004-3 A4, 3.42% due 09/25/34. Counterparty: Deutsche Bank AG Expire 07/25/34	124,430

	Net unrealized appreciation	$181,667

Notes:

[1]	Cost for Federal income tax purposes is $188,400,512 and net unrealized depreciation consists of:

Unrealized (Depreciation)
Gross unrealized appreciation	$9,154,278
Gross unrealized depreciation	(10,800,449)

Net unrealized (depreciation)	$(1,646,171)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The market value of these securities at December 31, 2005 was $33,254,683 representing 17.75% of total net assets.

[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Floating rate security. The rate disclosed is that in effect at December 31, 2005.
[8]	Non-income producing.
[9]	Securities, or a portion there of, pledged as collateral with a value of $167,867 on 10 short Thirty Year Bond futures and 297short U.S. Treasury Notes futures contracts expiring March 2006.
[10]	Securities, or a portion there of, pledged as collateral with a value of $3,630,784 for securities sold short and options.
[11]	Securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees.

Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
11/17/04	Level 3 Financing Inc. Bank Loan, 9.37%, 12/01/11	1,000,000	1,064,000	0.57%
11/19/04	Northwest Airlines Corp. Term Loan B, 9.09%, 11/23/10	990,000	1,009,800	0.54%
04/19/05	Terwin Trust 2005-P1 A, 0.00%, 11/25/35	1,326,986	1,617,034	0.86%

		$3,607,034	$3,690,834	1.97%

*	The aggregate value of fair valued securities is $18,430,603, which is 9.84% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(IO): Interest Only

(MTN): Medium Term Note

(PFD): Preferred Stock

See accompanying notes to portfolio of investments

AlphaTrakSM 500 Fund

Schedule of Portfolio Investments

December 31, 2005 (Unaudited)

Issues	Principal Amount	Value
BONDS — 85.47%
ASSET-BACKED SECURITIES — 27.88%[3]
Amortizing Residential Collateral Trust 2002-BC4 M2, 5.52%, 07/25/32[8]	$1,743,068	$1,757,573
ARG Funding Corp. 2003-1A B, 6.12%, 03/20/074,[8]	1,800,000	1,801,255
Bayview Financial Acquisition Trust 2005-C A1A, 4.51%, 06/28/44	1,983,888	1,985,114
Bear Stearns Asset Backed Securities, Inc. 2000-2 M1, 8.04%, 08/25/30	1,900,000	1,924,643
Castle Trust 2003-1AW A1, 5.11%, 05/15/27[4,8]	861,875	862,267
CDC Mortgage Capital Trust 2002-HE2 M2, 5.87%, 01/25/33[8]	872,443	875,561
CIT Group Home Equity Loan Trust 2002-1 MV2, 5.62%, 08/25/30[8]	1,240,000	1,249,314
Conseco Finance 2000-C B2, 6.41%, 07/15/29[8]	111,612	109,134
Conseco Finance 2001-A IIM2, 8.81%, 03/15/32	655,556	664,576
Conseco Finance 2002-C BF2, 8.00%, 06/15/32[4]	658,143	658,933
Conseco Finance Securitizations Corp. 2000-6 A4, 6.77%, 09/01/32	51,341	51,534
Countrywide Asset-Backed Certificates 2005-13 AF1, 4.50%, 04/25/36	2,283,413	2,284,723
CS First Boston Mortgage Securities Corp. 2001-HE25 M2, 6.07%, 03/25/32[8]	662,163	666,504
Country Wide Alternative Loan Trust 2005-72 A1, 4.64%, 1/25/36	2,236,526	2,235,184
Embarcadero Aircraft Securitization Trust 2000-A A1, 4.84%, 08/15/25[4,8]	1,700,000	1,159,112
First Alliance Mortgage Loan Trust 1994-4 A1, 9.27%, 02/25/26	4,696	4,675
GMAC Mortgage Corporation Loan Trust 2001-HLT2 AII, 5.55%, 04/25/27	286,299	286,560
Green Tree Financial Corp. 1999-3 A5, 6.16%, 02/01/31	3,249	3,267
Green Tree Home Improvement Loan Trust 1995-C B2, 7.60%, 07/15/20	194,531	192,521
Green Tree Home Improvement Loan Trust 1995-F B2, 7.10%, 01/15/21	380,661	372,268
Green Tree Home Improvement Loan Trust 1996-B A, 6.45%, 10/15/15	5,403	5,403
Green Tree Recreational, Equipment & Consumer Trust 1996-D CTFS, 7.24%, 12/15/22	262,104	262,436
Greenpoint Mortgage Funding Trust 2005-HE2 A1, 4.32%, 04/15/30[8]	871,892	869,402
GSAMP Trust 2004-FM1 M2, 5.77%, 11/25/33[8]	2,000,000	2,034,007
Home Equity Asset Trust 2002-4 M2, 6.42%, 03/25/33	1,650,000	1,660,265
Household Mortgage Loan Trust 2002-HC1 M, 5.02%, 05/20/32[8]	1,053,105	1,054,275
HPSC Equipment Receivables LLC 2003-1A F, 13.94%, 07/20/11[4]	135,074	137,532
Indymac Home Equity Loan Asset-Backed Trust 2002-A M1, 5.12%, 05/25/33[8]	1,500,000	1,505,175
Indymac Home Equity Loan Asset-Backed Trust 2002-A M2, 5.62%, 05/25/33[8]	1,619,102	1,625,165
Mego Mortgage Home Loan Trust 1997-4 M1, 7.50%, 09/25/23	232,149	231,391
Mellon Residential Funding Corp. 2001-HEIL A4, 6.61%, 02/25/21	1,101,190	1,105,157
Morgan Stanley Dean Witter Capital I Inc. 2002-HE2 M2, 5.62%, 08/25/32[8]	1,650,000	1,657,194
Oakwood Mortgage Investors, Inc. 2002-B A1, 4.59%, 05/15/13[8]	244,258	205,426
Option One Mortgage Loan Trust 2003-2 A2, 4.67%, 04/25/33[8]	185,531	185,903
Renaissance NIM Trust 2005-2 N, 5.19%, 07/25/35[4]	757,233	756,760
Saxon Asset Securities Trust 2005-2 A2A, 4.46%, 10/25/35	1,668,011	1,669,305
Structured Asset Receivables Trust 2003-1, 3.65%, 01/21/10[4,8]	1,183,851	1,177,576
Structured Asset Receivables Trust 2003-2, 3.40%, 01/21/09[4,8]	694,786	691,103
Structured Settlements Fund 1999-A A, 7.25%, 12/20/15[4]	127,811	128,949
Terwin Mortgage Trust 2003-7SL AX (IO), 14.50%, 12/25/33[4,6]	1,650,002	106,819
Terwin Mortgage Trust 2005-11 1A1A, 4.50%, 11/25/36[4]	1,221,251	1,213,191
Terwin Mortgage Trust 2005-7SL A1, 4.64%, 07/25/35[4,8]	1,559,687	1,560,650
UCFC Home Equity Loan 1998-D MF1, 6.90%, 04/15/30	883,692	887,336
Zurich Capital Trust I, 8.37%, 06/01/37[4]	930,000	1,006,836

Total Asset-Backed Securities (Cost $41,528,596)		40,881,974

CORPORATES — 28.80%[2]
Automotive — 5.20%
DaimlerChrysler NA Holding Corp.
4.7%, 03/07/07[8]	1,160,000	1,159,210
5.3%, 08/08/06[8] (MTN)	233,000	234,046
Ford Motor Credit Co.
5.34%, 09/28/07[8] (MTN)	1,195,000	1,105,934
5.72%, 01/15/10[8]	2,060,000	1,795,790
General Motors Acceptance Corp.
6.61%, 12/01/14[8]	3,466,000	3,125,840
6.75%, 01/15/06	200,000	199,869

		7,620,689

Banking — 3.05%
Credit Suisse First Boston London, 9.65%, 03/24/10[4],8	1,322,000	1,178,166
Credit Suisse First Boston London, 9.65%, 03/24/10[4],8	522,000	465,206
Popular North America Inc, 4.83%, 12/12/07	915,000	915,198
Roslyn Bancorp Inc., 5.75%, 11/15/07	1,200,000	1,208,308
Societe Generale (EMTN), 3.78%, 10/29/49[8]	700,000	702,600

		4,469,478

Basic Industry — 1.86%
Oregon Steel Mills Inc., 10.00%, 07/15/09	1,400,000	1,505,000
Steel Dynamics Inc., 9.50%, 03/15/09	1,150,000	1,216,125

		2,721,125

Communications — 2.62%
Comcast Corp., 7.62%, 02/15/08	1,000,000	1,047,569
Nextel Communications, 9.50%, 02/01/11	1,396,000	1,467,336
Qwest Capital Funding, Inc., 7.75%, 08/15/06	700,000	710,500
Qwest Corp. Bank Loan, 6.50%, 06/30/07[10]	600,000	614,925

		3,840,330

Electric — 3.61%
East Coast Power LLC, 6.73%, 03/31/08	1,025,454	1,035,103
Entergy Gulf States, Inc., 5.20%, 12/08/08[4]	1,500,000	1,500,888
Progress Energy Florida, 4.88%, 11/14/08	1,430,000	1,430,798
Power Contract Financing LLC, 5.20%, 02/01/06[4]	510,235	510,352
Teco Energy Inc., 6.25%, 05/01/10[8]	800,000	820,000

		5,297,141

Entertainment — 0.88%
News America Inc., 3.26%[5], 02/28/21[9]	2,188,000	1,296,390

Finance — 1.67%
CIT Group Inc., 4.62%, 11/23/07[8]	1,630,000	1,636,217
Goldman Sachs Group, Inc. (MTN), 4.62%, 03/02/10[8]	812,000	812,936

		2,449,153

Natural Gas — 0.95%
Sempra Energy, 4.84%, 05/21/08	1,400,000	1,403,542

Real Estate Investment Trust (REIT) — 3.65%
Duke Realty LP, 4.76%, 12/22/06[8]	1,180,000	1,181,737
EOP Operating LP EOP, 5.13%, 10/01/10[8]	1,670,000	1,686,326
Simon Property Group LP, 7.37%, 01/20/06	1,200,000	1,201,243
Summit Properties Partnership LP, 7.20%, 08/15/07	1,250,000	1,286,101

		5,355,407

Secured Assets — 0.83%
Highwoods Realty LP, 7.12%, 02/01/08	995,000	1,028,831
Zermatt CBO LTD. 1A A, 4.58%, 09/01/10[4,8]	194,106	185,760

		1,214,591

Transportation — 4.48%
Air 2 USA, 8.03%, 10/01/20[4]	1,623,699	1,584,186
American Airlines, Inc. 2002-1 G, 4.58%, 03/23/09[8]	729,163	731,445
Continental Airlines, Inc. 1997-1 A, 7.46%, 10/01/16	184,053	171,268
Continental Airlines, Inc. 1997-2 A, 7.14%, 12/30/08	419,787	396,699
Continental Airlines, Inc. 1998-2 A, 6.41%, 10/15/08	622,673	600,202
Delta Air Lines, Inc. 2003-1 G, 4.95%, 07/25/09[8]	892,592	894,302
Northwest Air Term Loan A, 9.07%, 11/19/09[8,10]	1,000,000	1,008,571
United Air Lines 2000-2 A-2, 7.18%, 10/01/12[8,10]	290,351	290,714
United Air Lines 2000-2 A-1, 7.03%, 04/01/12	893,395	892,278

		6,569,665

Total Corporates (Cost $42,793,223)		42,237,511

MORTGAGE-BACKED — 19.19%[3]
Non-Agency Mortgage-Backed — 12.51%
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41, 5.12%, 02/25/34[8]	1,033,700	1,027,223
Countrywide Alternative Loan Trust 2005-14 4X, 0.91%, 05/25/35[6,8]	5,435,840	162,700
Countrywide Alternative Loan Trust 2005-27 2A1, 4.67%, 08/25/35[8]	1,962,173	1,974,255
Countrywide Alternative Loan Trust 2005-59 2X, 1.52%, 11/20/35[6]	5,504,876	220,195
Countrywide Alternative Loan Trust 2005-61 2A1, 4.65%, 12/25/35	1,273,857	1,273,093
DLJ Mortgage Acceptance Corp. 1994-QE2 S (IO), 3.94%, 06/25/24[4,6,8]	227,492	287
Harborview Mortgage Loan Trust 2005-1 X (IO), 1.35%, 03/19/35[6,8]	6,343,351	164,534
Harborview Mortgage Loan Trust 2005-10 X (IO), 1.46%, 11/19/35[6,8]	7,093,603	219,462
Indymac Indx Mortgage Loan Trust 2004-AR12 A1, 4.76%, 12/25/34[8]	1,492,364	1,495,088
Indymac Indx Mortgage Loan Trust 2004-AR12 AX2 (IO), 31.29%[5], 12/25/34[6,8]	4,764,942	132,527
Indymac Indx Mortgage Loan Trust 2004-AR7 A2, 4.80%, 09/25/34[8]	1,272,990	1,273,893
Mastr Adjustable Rate Mortgages Trust 2004-13 3A2, 3.78%, 11/21/34[8]	717,788	715,203
Mastr Seasoned Securities Trust 2004-1 4A1, 5.18%, 10/25/32[8]	1,065,032	1,077,963
Mastr Seasoned Securities Trust 2005-1 4A1, 5.90%, 10/25/32[8]	1,340,431	1,340,589
Residential Accredit Loans, Inc. 2002-QS17 NB1, 6.00%, 11/25/32	215,535	215,723
Residential Asset Mortgage Products, Inc. 2003-Sl1 A11, 7.13%, 03/25/16	1,029,859	1,048,738
Structured Asset Securities Corp. 2002-5A 6A, 6.84%, 04/25/32[8]	37,709	38,235
Summit Mortgage Trust 2000-1 B5, 6.29%, 12/28/12[4,8]	1,271	1,241
Terwin Mortgage Trust 2004-13AL 2PX (IO), 0.34%, 08/25/34[4,6]	23,738,672	429,314
Washington Mutual 2002-AR18 A, 4.12%, 01/25/33[8]	655,216	655,542
Washington Mutual 2004-AR12 A4A, 4.5%, 10/25/44[8]	1,029,809	1,030,425
Washington Mutual 2005-AR1 A2A2, 4.62%, 01/25/45[8]	1,567,494	1,568,752
Washington Mutual 2005-AR2 2A22, 4.59%, 01/25/45	1,370,736	1,371,164
Washington Mutual Msc Mortgage Pass-Through Certificates 2003-MS9 1A, 7.00%, 12/25/33	889,465	910,053

		18,346,199

U.S. Agency Mortgage-Backed — 6.68%
Fannie Mae 1993-95 SB, 15.05%, 06/25/08	2,897	3,212
Fannie Mae 1997-91 SL (IO), 7.41%, 11/25/23	640,207	61,890
Fannie Mae 2001-60 JZ, 6.00% 03/25/31	96,047	96,533
Fannie Mae 2003-37 IG (IO), 5.50%, 05/25/32	997,702	167,477

Fannie Mae 2003-62 IG (IO), 5.00%, 10/25/31	1,000,000	335,262
Fannie Mae 2003-91 IG (IO), 5.50%, 06/25/26	1,201,968	101,962
Fannie Mae 342 2 (IO), 6.00%, 09/01/33	436,254	95,676
Fannie Mae G-36 ZB, 7.00%, 11/25/21	6,947	7,240
Fannie Mae Pool 646884, 5.54%, 05/01/32[8]	535,635	537,366
Fannie Mae TBA, 5.50%, 01/25/21	2,755,000	2,772,219
Freddie Mac 2 L, 8.00%, 11/25/22	65,106	68,083
Freddie Mac 2080 PJ, 6.50%, 08/15/28	913,943	941,496
Freddie Mac 2535 LI (IO), 5.50%, 08/15/26	436,024	27,846
Freddie Mac 2557 IM (IO), 5.50%, 03/15/22	414,914	11,427
Freddie Mac 2845 PI, 5.50%, 02/15/32	888,473	91,001
Freddie Mac Pool 1l0113, 5.62%, 05/01/35[8]	1,537,646	1,590,215
Freddie Mac Pool 788498, 4.95%, 02/01/30[8]	1,608,966	1,661,024
Government National Mortgage Association 2003-75 CI (IO), 5.50%, 01/20/21	1,534,671	56,665
Government National Mortgage Association 2004-34 IA, 5.50%, 12/20/31	1,300,000	119,667
Government National Mortgage Association Pool 80968, 4.00%, 07/20/34[8]	1,049,328	1,054,620

		9,800,881

Total Mortgage-Backed (Cost $29,701,252)		28,147,080

U.S. AGENCY SECURITIES — 9.60%
U.S. Agency Securities — 9.60%
Fannie Mae, 2.62%, 11/15/06	4,668,000	4,586,133
Freddie Mac,
3.00%, 09/29/06	7,525,000	7,430,471
3.62%, 02/15/07	2,090,000	2,064,642

Total U.S. Agency Securities (Cost $14,169,625)		14,081,246

Total Bonds (Cost $126,192,696)		125,347,811

	Shares
PREFERRED STOCK — 0.96%
Finance — 0.41%
Woodbourne Pass-Through Trust, 5.43%, 04/08/08[4]	6	600,938
Insurance — 0.55%
HRPT Properties Trust, 9.88%, 02/22/06	31,700	806,131

Total Preferred Stock (Cost $1,404,451)		1,407,069

	Principal Amount
SHORT TERM INVESTMENTS — 17.52%
Commercial Paper — 9.60%
Citigroup Funding Inc., 4.27%[5], 01/19/06	$2,450,000	2,445,361
Daimler Chrysler NA Holding Corp., 4.50%[5], 01/26/06	2,235,000	2,228,603
General Electric Credit Corp., 4.27%[5], 01/18/06	3,690,000	3,683,466
National Rural Utility, 4.25%[5], 01/06/06	2,000,000	1,998,111
National Rural Utility, 4.26%[5], 01/11/06	1,660,000	1,659,415
Park Ave Recievables, 4.33%[5], 01/23/06	2,070,000	2,065,043

		14,079,999

Money Market RIC — 2.75%
J.P. Morgan Institutional Prime Money Market	4,026,997	4,026,997

U.S. Agency Discount Notes — 5.17%
Fannie Mae, 4.18%[5], 01/14/06	500,000	499,942
Fannie Mae, 4.24%[5], 03/01/06[7]	100,000	99,329
Fannie Mae, 4.27%[5], 03/01/06[7]	6,379,000	6,336,229
Fannie Mae, 4.36%[5], 03/17/06[7]	228,000	226,042
Freddie Mac, 4.31%[5], 03/07/06	420,000	416,887

		7,578,429

Total Short Term Investments (Cost $25,685,471)		25,685,425

Total Investments — 103.95% (Cost $154,189,081)[1]		152,440,305

Liabilities Less Cash and Other Assets — (3.95)%		(5,790,996)

Net Assets — 100.00%		$146,649,309

WRITTEN CALL OPTIONS
Contracts (000’s)		Exercise Price	Proceeds	Market Value
2,188	News America, Inc. Expire February 2006	$59.525	$—	(919)

	Total Written Call Options		$—	(919)

SWAPS: INTEREST RATE
Notional Amount (000’s)		Unrealized Appreciation
1,300	Pay a fixed rate of 0.00% and the Fund will receive 3 month LIBOR plus 45 basis points from the counterparty. Counterparty: Morgan Stanley Dean Witter & Co. Expire 02/28/06	$15,688

	SWAPS: TOTAL RETURN
Notional Amount (000’s)		Unrealized Appreciation
22,270	S&P 500 Total Return issued by Credit Suisse First Boston, -2.79%[8], Expire 10/03/06	$521,769

FUTURES CONTRACTS: LONG POSITIONS
Contracts		Unrealized (Depreciation)
398	S&P 500 Index, March 2006	(1,257,613)
4	S&P 500 Mini, March 2006	(3,135)

	Net unrealized (depreciation)	$(1,260,748)

Notes:

[1]	Cost for Federal income tax purposes is $154,189,081 and net unrealized depreciation consists of:

Unrealized (Depreciation)

Gross unrealized appreciation	$4,146,983
Gross unrealized depreciation	(5,895,759)

Net unrealized (depreciation)	$(1,748,776)

[2]	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
[3]	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective date less than the stated maturity date.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at December 31, 2005 was $17,717,321 representing 12.08% of total net assets.
[5]	Represents annualized yield at date of purchase.
[6]	Illiquid Security.
[7]	Securities, or a portion there of, pledged as collateral with a value of $6,661,600 on 398 long S&P Index futures contracts and 4 S&P Mini futures contact expiring March 2006.
[8]	Floating rate security. The rate disclosed is that in effect at December 31, 2005.
[9]	Securities, or a portion there of, pledged as collateral with a value of $1,296,390 for options.
[10]	Securities determined to be restricted private placements under procedures approved by the Fund's Board of Trustees.

Information	related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/05/05	Northwest Air Term Loan A, 9.07%, 11/19/09	947,147	1,008,571	0.69%
06/05/03	Qwest Corp. Bank Loan, 6.50%, 06/30/07	597,800	614,925	0.42%

		$1,544,947	$1,623,496	1.11%

*	The aggregate value of fair valued securities is $12,705,936 which is 8.66% of net assets, which have not been valued utilizing an independent quote and valued pursuant to guidelines established by the Board of Trustees.

(EMTN): Euro Medium term note

(IO): Interest only

(MTN): Medium term note

(TBA): To be announced

See accompanying notes to portfolio of investments

Metropolitan West Funds

Notes to Schedule of Portfolio Investments

December 31, 2005 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds:

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees. Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which also use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor’s prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser, in consultation with a market maker, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system as well as a review of the benchmark selected to adjust the price. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Changes to market closure times may alter when futures contracts are valued. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

Securities Transactions and Investment Income:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts and premiums on securities are amortized using the interest method.

Cash and cash equivalents:

The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

Use of estimates:

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.	FEDERAL TAX INFORMATION:

Capital Loss Carryforwards:

At March 31, 2005 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2010	Expiring in 2011	Expiring in 2012	Expiring in 2013
Ultra Short Bond Fund	$—	$—	$—	$16,584
Low Duration Bond Fund	6,637,655	1,278,315	—	—
Total Return Bond Fund	—	19,394,109	—	206,379
AlphaTrak 500 Fund	—	16,806,095	—	—

For the year ended March 31, 2005, the Low Duration Bond Fund and AlphaTrak 500 Fund utilized net federal tax capital loss carryforwards of $2,504,583 and $1,505,317, respectively.

Post-October Loss:

Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended March 31, 2005, the following funds had post October losses.

Fund
Low Duration Bond Fund	$24,545,548
Total Return Bond Fund	$55,662,306

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Metropolitan West Funds

By (Signature and Title) *	/s/ SCOTT B. DUBCHANSKY
Scott B. Dubchansky, Chairman and President
(Principal Executive Officer)

Date February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ SCOTT B. DUBCHANSKY
Scott B. Dubchansky, Chairman and President
(Principal Executive Officer)

Date February 27, 2006

By (Signature and Title) *	/s/ JOSEPH D. HATTESOHL
Joseph D. Hattesohl, Treasurer
(Principal Financial Officer)

Date February 27, 2006

*	Print the name and title of each signing officer under his or her signature.